Nationwide® VL Separate Account-C December 31, 2005

2005

Annual Report

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

VLOB–0173–12/05

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 889 shares (cost $10,155)	$11,001

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 5,315 shares (cost $127,159)	132,240

American Century VP – Balanced Fund – Class I (ACVPBal) 9,376 shares (cost $67,617)	70,320

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 175,407 shares (cost $1,347,055)	1,640,058

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 1,347,528 shares (cost $8,326,099)	10,119,937

American Century VP – International Fund – Class I (ACVPInt) 840,502 shares (cost $5,465,763)	6,917,332

American Century VP – Ultra® Fund – Class I (ACVPUltra) 85,915 shares (cost $877,766)	891,797

American Century VP – Value Fund – Class I (ACVPVal) 550,826 shares (cost $4,344,144)	4,516,777

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset) 10,037 shares (cost $270,263)	280,647

Calvert VS – Social Equity Portfolio (CVSSoEq) 227 shares (cost $3,858)	4,017

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 19,447 shares (cost $248,148)	251,841

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 3,641 shares (cost $37,407)	42,598

Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV) 11,300 shares (cost $146,937)	162,501

Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr) 39,149 shares (cost $586,454)	582,930

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS) 43 shares (cost $763)	822

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 273,803 shares (cost $4,135,523)	4,564,302

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,300,074 shares (cost $34,913,141)	41,368,341

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 6,876 shares (cost $168,939)	179,335

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 27,854 shares (cost $960,244)	1,033,672

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 8,909 shares (cost $180,938)	194,387

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 146,842 shares (cost $2,339,349)	2,568,260

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 51,255 shares (cost $591,764)	579,180

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr) 7,340 shares (cost $234,715)	$247,345

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 253,574 shares (cost $5,973,607)	6,438,232

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 524,108 shares (cost $17,234,524)	17,589,048

Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS) 311,019 shares (cost $2,050,901)	1,909,657

Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS) 320,953 shares (cost $5,324,256)	6,585,961

Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM) 501,492 shares (cost $7,118,094)	7,542,435

Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon) 12,766 shares (cost $259,275)	396,142

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 444,812 shares (cost $12,792,719)	13,758,045

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 89,454 shares (cost $1,226,392)	1,550,238

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 2,632 shares (cost $34,494)	36,770

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 157,152 shares (cost $2,275,071)	2,454,707

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 148,768 shares (cost $2,469,912)	2,582,616

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 18,035 shares (cost $239,078)	235,899

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 155,222 shares (cost $1,243,970)	1,206,073

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 74,964 shares (cost $1,000,439)	949,048

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 939 shares (cost $10,715)	9,712

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 72,791 shares (cost $266,101)	280,246

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 392 shares (cost $4,533)	3,971

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 993,937 shares (cost $11,967,144)	11,470,031

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 24,867 shares (cost $252,111)	284,723

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 35,046 shares (cost $292,350)	322,770

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal) 1,192,537 shares (cost $11,224,580)	11,961,142

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 19,733 shares (cost $479,925)	535,752

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 1,002,454 shares (cost $1,002,454)	1,002,454

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 163,438 shares (cost $1,507,872)	1,936,743

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 83,046 shares (cost $1,097,032)	$1,320,437

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 518,621 shares (cost $6,330,301)	5,979,695

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 441,331 shares (cost $10,200,434)	10,053,524

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 1,535 shares (cost $17,169)	16,565

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 251,028 shares (cost $2,502,309)	2,452,544

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 7,721 shares (cost $85,584)	89,026

Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead) 29,557 shares (cost $317,692)	376,556

Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5) 71,327,412 shares (cost $71,327,412)	71,327,412

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 63,906 shares (cost $715,020)	728,532

Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap) 179,435 shares (cost $2,648,576)	2,786,631

Janus AS – Balanced Portfolio – Service Shares (JanBal) 14,291 shares (cost $320,359)	380,432

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 15,919 shares (cost $392,046)	436,978

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 229,016 shares (cost $820,680)	906,902

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 34,391 shares (cost $861,821)	1,209,544

JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr) 56,728 shares (cost $915,741)	1,113,572

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 174,296 shares (cost $2,480,836)	3,050,175

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 55,560 shares (cost $990,423)	1,126,758

Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart) 69,250 shares (cost $1,346,014)	1,482,650

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 284 shares (cost $3,759)	4,026

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 151,153 shares (cost $5,611,710)	7,465,460

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 242,020 shares (cost $7,874,376)	9,322,617

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 59,587 shares (cost $1,760,133)	1,989,017

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 8,130 shares (cost $160,267)	177,157

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr) 57,588 shares (cost $949,533)	983,021

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 116,863 shares (cost $1,337,620)	1,307,697

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset) 5,502 shares (cost $65,836)	$64,974
PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur) 712,595 shares (cost $7,309,495)	7,190,086
PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet) 247,904 shares (cost $3,220,345)	3,145,907
PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet) 1,302,396 shares (cost $13,592,689)	13,336,536
Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield) 595 shares (cost $6,579)	6,479
Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap) 369,441 shares (cost $4,009,270)	4,643,873
T. Rowe Price – New America Growth Portfolio (TRowNewAmG) 14,351 shares (cost $277,767)	291,621
T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 314,008 shares (cost $6,819,180)	6,832,806
T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2) 163,239 shares (cost $3,871,913)	4,133,212
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 67,175 shares (cost $1,045,067)	1,337,462
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 18,105 shares (cost $444,791)	502,230
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 17,530 shares (cost $154,118)	158,474
Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 26,225 shares (cost $310,235)	319,418
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 147,312 shares (cost $2,919,420)	3,399,969
Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2) 1,912 shares (cost $26,031)	27,421
Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 130,532 shares (cost $2,710,685)	3,161,475

Total Investments	342,040,926
Accounts Receivable	16,792

Total Assets	342,057,718

Accounts Payable	7,215

Contract Owners Equity (note 7)	$342,050,503

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBValue	AlVPGrIncA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt	ACVPUltra
Reinvested dividends	$5,697,170	10	5,098	7,690	–	191,366	81,302	–
Mortality and expense risk charges (note 3)	(722,070)	(26)	(924)	(942)	(3,414)	(17,670)	(14,962)	(748)

Net investment income (loss)	4,975,100	(16)	4,174	6,748	(3,414)	173,696	66,340	(748)

Proceeds from mutual fund shares sold	194,027,566	5,678	988,670	421,106	638,633	349,470	2,001,499	14,350
Cost of mutual fund shares sold	(182,824,618)	(5,212)	(956,188)	(356,868)	(533,321)	(327,066)	(1,725,136)	(13,948)

Realized gain (loss) on investments	11,202,948	466	32,482	64,238	105,312	22,404	276,363	402
Change in unrealized gain (loss) on investments	(1,436,382)	136	(36,484)	(50,667)	194,357	239,330	527,505	12,712

Net gain (loss) on investments	9,766,566	602	(4,002)	13,571	299,669	261,734	803,868	13,114

Reinvested capital gains	4,267,322	122	–	162	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,008,988	708	172	20,481	296,255	435,430	870,208	12,366

Investment activity:	ACVPVal	BCFTCpAsset	CVSSoEq	CSGPVen	CSIntFoc	CSLCapV	CSSmCapGr	DryMidCapStS
Reinvested dividends	$42,034	–	2	–	350	1,514	–	–
Mortality and expense risk charges (note 3)	(11,498)	(870)	(8)	(904)	(88)	(470)	(2,298)	(2)

Net investment income (loss)	30,536	(870)	(6)	(904)	262	1,044	(2,298)	(2)

Proceeds from mutual fund shares sold	1,345,744	684,295	70	1,624,576	23,734	79,729	2,389,643	56
Cost of mutual fund shares sold	(1,057,644)	(597,401)	(68)	(1,559,675)	(19,760)	(69,111)	(2,297,214)	(55)

Realized gain (loss) on investments	288,100	86,894	2	64,901	3,974	10,618	92,429	1
Change in unrealized gain (loss) on investments	(609,848)	(46,683)	160	(22,324)	1,274	3,792	(109,277)	60

Net gain (loss) on investments	(321,748)	40,211	162	42,577	5,248	14,410	(16,848)	61

Reinvested capital gains	486,362	–	–	–	–	–	–	2

Net increase (decrease) in contract owners’ equity resulting from operations	$195,150	39,341	156	41,673	5,510	15,454	(19,146)	61

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFGrInc	DryVIFIntVal	FedQualBd	FidVIPEI
Reinvested dividends	$–	637,104	–	230	5,754	–	61,196	–
Mortality and expense risk charges (note 3)	(5,944)	(84,106)	(458)	(3,436)	(1,252)	(4,552)	(3,466)	–

Net investment income (loss)	(5,944)	552,998	(458)	(3,206)	4,502	(4,552)	57,730	–

Proceeds from mutual fund shares sold	810,809	7,383,682	68,931	1,089,897	439,682	311,262	1,251,358	4,858
Cost of mutual fund shares sold	(664,607)	(6,401,740)	(66,700)	(958,238)	(365,173)	(277,490)	(1,323,417)	(4,929)

Realized gain (loss) on investments	146,202	981,942	2,231	131,659	74,509	33,772	(72,059)	(71)
Change in unrealized gain (loss) on investments	48,850	155,975	2,864	(67,258)	(58,671)	172,162	13,564	–

Net gain (loss) on investments	195,052	1,137,917	5,095	64,401	15,838	205,934	(58,495)	(71)

Reinvested capital gains	6,406	–	–	–	–	32,118	10,498	–

Net increase (decrease) in contract owners’ equity resulting from operations	$195,514	1,690,915	4,637	61,195	20,340	233,500	9,733	(71)

Investment activity:	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPAM
Reinvested dividends	$1,202	–	3,088	65,678	65,280	279,800	18,234	200,704
Mortality and expense risk charges (note 3)	(654)	(24)	(270)	(11,098)	(29,948)	(4,732)	(9,946)	(19,110)

Net investment income (loss)	548	(24)	2,818	54,580	35,332	275,068	8,288	181,594

Proceeds from mutual fund shares sold	334,717	171,537	562,778	356,437	1,594,052	281,529	874,894	3,635,019
Cost of mutual fund shares sold	(337,424)	(170,544)	(539,362)	(346,938)	(2,173,075)	(270,132)	(519,616)	(3,489,059)

Realized gain (loss) on investments	(2,707)	993	23,416	9,499	(579,023)	11,397	355,278	145,960
Change in unrealized gain (loss) on investments	3,333	(1,959)	(30,606)	88,581	1,446,872	(245,126)	528,802	(59,772)

Net gain (loss) on investments	626	(966)	(7,190)	98,080	867,849	(233,729)	884,080	86,188

Reinvested capital gains	–	–	2,416	151,826	–	–	16,410	2,572

Net increase (decrease) in contract owners’ equity resulting from operations	$1,174	(990)	(1,956)	304,486	903,181	41,339	908,778	270,354

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPCon	FidVIPConS	FidVIPGrOpS	FidVIPVaIS	FrVIPForSec2	GVITDMidCapI	GVITEmMrkts	GVITFHiInc
Reinvested dividends	$1,086	8,100	11,892	–	45,326	26,310	7,730	86,450
Mortality and expense risk charges (note 3)	(926)	(18,534)	(3,694)	(438)	(6,608)	(5,134)	(4,384)	(2,776)

Net investment income (loss)	160	(10,434)	8,198	(438)	38,718	21,176	3,346	83,674

Proceeds from mutual fund shares sold	30,117	6,177,662	250,585	187,886	3,251,189	2,620,269	10,493,425	102,184
Cost of mutual fund shares sold	(20,071)	(4,990,734)	(223,366)	(174,593)	(2,746,842)	(2,437,180)	(10,826,226)	(99,835)

Realized gain (loss) on investments	10,046	1,186,928	27,219	13,293	504,347	183,089	(332,801)	2,349
Change in unrealized gain (loss) on investments	47,510	234,300	86,842	(23,087)	(238,512)	(190,063)	(7,319)	(56,482)

Net gain (loss) on investments	57,556	1,421,228	114,061	(9,794)	265,835	(6,974)	(340,120)	(54,133)

Reinvested capital gains	68	736	–	6,452	–	144,956	19,838	–

Net increase (decrease) in contract owners’ equity resulting from operations	$57,784	1,411,530	122,259	(3,780)	304,553	159,158	(316,936)	29,541

Investment activity:	GVITGlFin1	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITIntGro	GVITJPBal
Reinvested dividends	$4,804	–	–	42	504,348	208	472	219,750
Mortality and expense risk charges (note 3)	(250)	(838)	(756)	(10)	(29,646)	(660)	(126)	(22,500)

Net investment income (loss)	4,554	(838)	(756)	32	474,702	(452)	346	197,250

Proceeds from mutual fund shares sold	1,928	2,247,901	603,018	34,839	4,856,779	41,903	760	470,283
Cost of mutual fund shares sold	(1,786)	(2,255,951)	(595,128)	(34,337)	(5,144,948)	(36,575)	(674)	(418,723)

Realized gain (loss) on investments	142	(8,050)	7,890	502	(288,169)	5,328	86	51,560
Change in unrealized gain (loss) on investments	(51,611)	(1,083)	11,289	(562)	198,094	14,289	30,421	49,966

Net gain (loss) on investments	(51,469)	(9,133)	19,179	(60)	(90,075)	19,617	30,507	101,526

Reinvested capital gains	70,038	26,224	–	430	26,058	–	720	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,123	16,253	18,423	402	410,685	19,165	31,573	298,776

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec
Reinvested dividends	$–	86,198	17,092	–	3,984	–	–	97,234
Mortality and expense risk charges (note 3)	(2,342)	(8,032)	(4,196)	(4,682)	(15,700)	(23,108)	(34)	(5,930)

Net investment income (loss)	(2,342)	78,166	12,896	(4,682)	(11,716)	(23,108)	(34)	91,304

Proceeds from mutual fund shares sold	5,080,652	22,742,005	89,173	2,942,477	5,104,699	4,123,053	687	205,995
Cost of mutual fund shares sold	(5,130,304)	(22,742,005)	(63,766)	(2,167,032)	(4,920,491)	(3,240,839)	(667)	(204,475)

Realized gain (loss) on investments	(49,652)	–	25,407	775,445	184,208	882,214	20	1,520
Change in unrealized gain (loss) on investments	(12,354)	–	93,564	(847,614)	(591,359)	(869,951)	(1,050)	(57,484)

Net gain (loss) on investments	(62,006)	–	118,971	(72,169)	(407,151)	12,263	(1,030)	(55,964)

Reinvested capital gains	–	–	–	–	697,936	1,194,206	2,732	13,296

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,348)	78,166	131,867	(76,851)	279,069	1,183,361	1,668	48,636

Investment activity:	GVITCVal	GVITWLead	GVITMyMkt5	GVITIDCon	GVITIDMod	GVITIDModAgg	GSVITMidCap	JanBal
Reinvested dividends	$1,464	2,712	1,761,340	4,098	16,820	–	18,016	7,558
Mortality and expense risk charges (note 3)	(228)	(696)	(138,560)	(574)	(1,810)	(10)	(7,042)	(1,330)

Net investment income (loss)	1,236	2,016	1,622,780	3,524	15,010	(10)	10,974	6,228

Proceeds from mutual fund shares sold	37,870	21,425	28,972,846	325,283	1,216,349	46,050	1,021,034	806,810
Cost of mutual fund shares sold	(33,003)	(12,939)	(28,972,846)	(305,648)	(1,165,940)	(45,856)	(712,202)	(693,081)

Realized gain (loss) on investments	4,867	8,486	–	19,635	50,409	194	308,832	113,729
Change in unrealized gain (loss) on investments	(3,927)	42,904	–	(18,972)	(31,678)	–	(307,764)	(104,980)

Net gain (loss) on investments	940	51,390	–	663	18,731	194	1,068	8,749

Reinvested capital gains	2,236	–	–	2,196	12,786	–	302,186	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,412	53,406	1,622,780	6,383	46,527	184	314,228	14,977

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	JanCapAp	JanGlTech	JanIntGro	OGMidCapGr	FAMIntIndx	NBAMTGro	NBAMTGuard	NBAMTLMat
Reinvested dividends	$26	–	10,846	–	–	–	4,432	–
Mortality and expense risk charges (note 3)	(1,386)	(2,336)	(2,366)	(2,078)	(2)	(776)	(4,448)	–

Net investment income (loss)	(1,360)	(2,336)	8,480	(2,078)	(2)	(776)	(16)	–

Proceeds from mutual fund shares sold	2,830,653	754,883	36,731	181,995	9,494	453,877	324,068	11,134
Cost of mutual fund shares sold	(2,836,913)	(662,457)	(25,346)	(131,007)	(9,389)	(356,564)	(298,377)	(11,143)

Realized gain (loss) on investments	(6,260)	92,426	11,385	50,988	105	97,313	25,691	(9)
Change in unrealized gain (loss) on investments	11,497	8,096	264,038	35,998	–	(50,931)	177,451	–

Net gain (loss) on investments	5,237	100,522	275,423	86,986	105	46,382	203,142	(9)

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,877	98,186	283,903	84,908	103	45,606	203,126	(9)

Investment activity:	NBAMTMCGr	NBAMTPart	NBAMTFasc	OppAggGro	OppCapAp	OppGlSec	OppMSFund	OppMultStr
Reinvested dividends	$–	12,680	–	–	113,272	6,604	2,386	28,010
Mortality and expense risk charges (note 3)	(3,222)	(3,512)	(8)	(12,786)	(21,824)	(2,594)	(484)	(2,950)

Net investment income (loss)	(3,222)	9,168	(8)	(12,786)	91,448	4,010	1,902	25,060

Proceeds from mutual fund shares sold	1,368,487	1,350,025	375	1,983,093	4,360,022	254,862	133,059	1,766,721
Cost of mutual fund shares sold	(1,231,573)	(1,192,180)	(352)	(1,980,642)	(4,127,385)	(215,012)	(121,475)	(1,797,710)

Realized gain (loss) on investments	136,914	157,845	23	2,451	232,637	39,850	11,584	(30,989)
Change in unrealized gain (loss) on investments	(33,426)	50,918	75	789,659	167,575	106,759	(3,551)	(37,683)

Net gain (loss) on investments	103,488	208,763	98	792,110	400,212	146,609	8,033	(68,672)

Reinvested capital gains	–	294	18	–	–	–	–	57,222

Net increase (decrease) in contract owners’ equity resulting from operations	$100,266	218,225	108	779,324	491,660	150,619	9,935	13,610

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppBdFd	PVITAllAsset	PIMLowDur	PIMRealRet	PIMTotRet	PVCTHiYield	RCFMicroCap	TRowNewAmG
Reinvested dividends	$83,118	1,210	156,860	63,192	447,362	3,342	23,140	–
Mortality and expense risk charges (note 3)	(3,632)	(42)	(13,372)	(5,274)	(29,116)	(144)	(10,052)	(298)

Net investment income (loss)	79,486	1,168	143,488	57,918	418,246	3,198	13,088	(298)

Proceeds from mutual fund shares sold	1,151,558	1,108	277,895	2,634,899	9,572,973	270,008	911,832	2,697
Cost of mutual fund shares sold	(1,160,208)	(1,126)	(280,267)	(2,657,379)	(9,507,562)	(270,623)	(746,110)	(2,560)

Realized gain (loss) on investments	(8,650)	(18)	(2,372)	(22,480)	65,411	(615)	165,722	137
Change in unrealized gain (loss) on investments	(39,841)	(861)	(125,493)	(65,372)	(423,522)	(4,285)	210,832	13,855

Net gain (loss) on investments	(48,491)	(879)	(127,865)	(87,852)	(358,111)	(4,900)	376,554	13,992

Reinvested capital gains	–	192	19,234	28,740	223,718	2,916	69,916	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,995	481	34,857	(1,194)	283,853	1,214	459,558	13,694

Investment activity:	TRowEqInc2	TRowMidCap2	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKMidCapG	VKUSRealEst
Reinvested dividends	$89,976	–	–	2,426	310	11,646	–	35,662
Mortality and expense risk charges (note 3)	(14,798)	(11,848)	–	(2,590)	(4,116)	(364)	(944)	(7,856)

Net investment income (loss)	75,178	(11,848)	–	(164)	(3,806)	11,282	(944)	27,806

Proceeds from mutual fund shares sold	2,905,024	5,852,416	6,737	196,124	11,169,641	34,609	2,892,474	1,818,871
Cost of mutual fund shares sold	(2,519,691)	(4,328,117)	(6,715)	(146,239)	(10,424,163)	(35,374)	(2,785,131)	(1,280,125)

Realized gain (loss) on investments	385,333	1,524,299	22	49,885	745,478	(765)	107,343	538,746
Change in unrealized gain (loss) on investments	(449,046)	(1,150,580)	–	244,337	45,146	3,781	(89,322)	(236,216)

Net gain (loss) on investments	(63,713)	373,719	22	294,222	790,624	3,016	18,021	302,530

Reinvested capital gains	306,796	228,406	–	–	–	2,474	–	78,770

Net increase (decrease) in contract owners’ equity resulting from operations	$318,261	590,277	22	294,058	786,818	16,772	17,077	409,106

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	StDisc2	StOpp2
Reinvested dividends	$–	–
Mortality and expense risk charges (note 3)	(388)	(11,090)

Net investment income (loss)	(388)	(11,090)

Proceeds from mutual fund shares sold	206,721	4,456,669
Cost of mutual fund shares sold	(183,605)	(3,646,924)

Realized gain (loss) on investments	23,116	809,745
Change in unrealized gain (loss) on investments	(24,761)	(326,490)

Net gain (loss) on investments	(1,645)	483,255

Reinvested capital gains	16,638	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,605	472,165

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AlVPGrIncA		ACVPBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,975,100	3,846,740	(16)	(14)	4,174	24,426	6,748	3,092
Realized gain (loss) on investments	11,202,948	15,184,069	466	485	32,482	568,060	64,238	30,188
Change in unrealized gain (loss) on investments	(1,436,382)	5,129,892	136	134	(36,484)	(194,909)	(50,667)	4,859
Reinvested capital gains	4,267,322	2,952,444	122	–	–	–	162	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,008,988	27,113,145	708	605	172	397,577	20,481	38,139

Equity transactions:
Purchase payments received from contract owners (note 6)	7,435,172	12,125,820	8,156	9,702	27,792	15,290	14,352	4
Transfers between funds	–	–	(4,428)	(4,638)	(688,436)	1,159,974	(276,724)	76,764
Surrenders (note 6)	(5,251,072)	(87,587,776)	–	(2,642)	(194,146)	(4,231,210)	(100,132)	(33,518)
Death benefits (note 4)	(119,076)	(335,216)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(32)	(22)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,366,534)	(7,183,508)	(304)	(246)	(4,134)	(66,044)	(14,004)	(12,234)
Adjustments to maintain reserves	10,485	(8,515)	10	23	107	53	14	11

Net equity transactions	(4,291,057)	(82,989,217)	3,434	2,199	(858,817)	(3,121,937)	(376,494)	31,027

Net change in contract owners’ equity	14,717,931	(55,876,072)	4,142	2,804	(858,645)	(2,724,360)	(356,013)	69,166
Contract owners’ equity beginning of period	327,332,572	383,208,644	6,883	4,079	991,013	3,715,373	426,344	357,178

Contract owners’ equity end of period	$342,050,503	327,332,572	11,025	6,883	132,368	991,013	70,331	426,344

CHANGES IN UNITS:
Beginning units	28,114,592	36,010,506	474	311	67,276	280,678	37,018	33,960

Units purchased	6,839,867	15,679,094	648	766	2,779	106,522	1,197	7,365
Units redeemed	(6,918,921)	(23,575,008)	(402)	(603)	(61,453)	(319,924)	(32,381)	(4,307)

Ending units	28,035,538	28,114,592	720	474	8,602	67,276	5,834	37,018

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPCapAp		ACVPIncGr		ACVPInt		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,414)	(2,082)	173,696	111,646	66,340	16,182	(748)	(38)
Realized gain (loss) on investments	105,312	115,699	22,404	(17,649)	276,363	1,064,887	402	1,375
Change in unrealized gain (loss) on investments	194,357	14,885	239,330	1,015,223	527,505	178,163	12,712	146
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	296,255	128,502	435,430	1,109,220	870,208	1,259,232	12,366	1,483

Equity transactions:
Purchase payments received from contract owners (note 6)	46,100	34	91,430	188,114	60,320	85,788	27,860	10,878
Transfers between funds	582,230	583,764	40,680	(294,220)	(847,824)	2,149,580	838,350	(2,338)
Surrenders (note 6)	(462,014)	–	(32,586)	(82,952)	(138,284)	(3,115,972)	–	(4,392)
Death benefits (note 4)	–	–	–	(24,922)	–	(11,610)	–	–
Net policy repayments (loans) (note 5)	–	–	–	4	–	(4)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,314)	(24,006)	(148,892)	(135,054)	(110,374)	(110,994)	(3,352)	(478)
Adjustments to maintain reserves	9	28	19	92	43	105	5	20

Net equity transactions	127,011	559,820	(49,349)	(348,938)	(1,036,119)	(1,003,107)	862,863	3,690

Net change in contract owners’ equity	423,266	688,322	386,081	760,282	(165,911)	256,125	875,229	5,173
Contract owners’ equity beginning of period	1,216,822	528,500	9,733,910	8,973,628	7,083,315	6,827,190	16,585	11,412

Contract owners’ equity end of period	$1,640,088	1,216,822	10,119,991	9,733,910	6,917,404	7,083,315	891,814	16,585

CHANGES IN UNITS:
Beginning units	103,872	48,415	834,888	867,106	706,222	740,358	1,504	1,142

Units purchased	49,647	57,686	14,602	22,144	59,867	661,345	79,412	1,286
Units redeemed	(38,535)	(2,229)	(18,766)	(54,362)	(145,789)	(695,481)	(1,622)	(924)

Ending units	114,984	103,872	830,724	834,888	620,300	706,222	79,294	1,504

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPVal		BCFTCpAsset		CVSSoEq		CSGPVen
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$30,536	42,070	(870)	(520)	(6)	–	(904)	(612)
Realized gain (loss) on investments	288,100	674,842	86,894	4,791	2	–	64,901	62,716
Change in unrealized gain (loss) on investments	(609,848)	(56,048)	(46,683)	56,356	160	–	(22,324)	(19,608)
Reinvested capital gains	486,362	42,908	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	195,150	703,772	39,341	60,627	156	–	41,673	42,496

Equity transactions:
Purchase payments received from contract owners (note 6)	39,292	319,546	52,886	44,198	–	–	19,314	23,300
Transfers between funds	(431,568)	515,792	(185,924)	219,080	3,892	–	(30,802)	(135,876)
Surrenders (note 6)	(41,746)	(1,164,208)	–	(1,014)	–	–	–	–
Death benefits (note 4)	(16,714)	(5,864)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(121,316)	(132,058)	(9,282)	(5,874)	(32)	–	(4,784)	(6,000)
Adjustments to maintain reserves	19	47	19	22	8	–	7	14

Net equity transactions	(572,033)	(466,745)	(142,301)	256,412	3,868	–	(16,265)	(118,562)

Net change in contract owners’ equity	(376,883)	237,027	(102,960)	317,039	4,024	–	25,408	(76,066)
Contract owners’ equity beginning of period	4,893,688	4,656,661	383,642	66,603	–	–	226,447	302,513

Contract owners’ equity end of period	$4,516,805	4,893,688	280,682	383,642	4,024	–	251,855	226,447

CHANGES IN UNITS:
Beginning units	310,922	337,516	24,338	5,295	–	–	23,348	36,710

Units purchased	2,494	106,374	17,126	21,603	290	–	2,363	2,675
Units redeemed	(39,510)	(132,968)	(24,182)	(2,560)	(2)	–	(3,297)	(16,037)

Ending units	273,906	310,922	17,282	24,338	288	–	22,414	23,348

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CSIntFoc		CSLCapV		CSSmCapGr		DryMidCapStS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$262	166	1,044	570	(2,298)	(6,090)	(2)	(96)
Realized gain (loss) on investments	3,974	12,828	10,618	27,240	92,429	325,945	1	10,504
Change in unrealized gain (loss) on investments	1,274	(8,128)	3,792	(11,152)	(109,277)	(162,631)	60	(844)
Reinvested capital gains	–	–	–	–	–	–	2	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,510	4,866	15,454	16,658	(19,146)	157,224	61	9,564

Equity transactions:
Purchase payments received from contract owners (note 6)	–	844	4,394	12,072	588	49,442	–	–
Transfers between funds	9,470	(62,672)	10,874	(51,046)	(131,200)	1,288,072	766	(458,872)
Surrenders (note 6)	–	–	(892)	(2,174)	(400,144)	(1,980,594)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,078)	(1,386)	(4,562)	(4,012)	(31,702)	(69,288)	(6)	(1,890)
Adjustments to maintain reserves	(18)	16	(5)	26	3	22	26	(3)

Net equity transactions	8,374	(63,198)	9,809	(45,134)	(562,455)	(712,346)	786	(460,765)

Net change in contract owners’ equity	13,884	(58,332)	25,263	(28,476)	(581,601)	(555,122)	847	(451,201)
Contract owners’ equity beginning of period	28,635	86,967	137,252	165,728	1,164,538	1,719,660	–	451,201

Contract owners’ equity end of period	$42,519	28,635	162,515	137,252	582,937	1,164,538	847	–

CHANGES IN UNITS:
Beginning units	3,020	10,498	11,184	14,999	119,238	194,729	–	34,437

Units purchased	918	100	1,528	1,097	2,231	147,230	52	–
Units redeemed	(110)	(7,578)	(436)	(4,912)	(59,985)	(222,721)	–	(34,437)

Ending units	3,828	3,020	12,276	11,184	61,484	119,238	52	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySmCapIxS		DryStkIx		DrySRGro		DryVIFApp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,944)	5,636	552,998	599,040	(458)	258	(3,206)	24,624
Realized gain (loss) on investments	146,202	67,031	981,942	(799,101)	2,231	78,499	131,659	282,235
Change in unrealized gain (loss) on investments	48,850	378,967	155,975	4,330,297	2,864	(62,145)	(67,258)	(191,169)
Reinvested capital gains	6,406	41,602	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	195,514	493,236	1,690,915	4,130,236	4,637	16,612	61,195	115,690

Equity transactions:
Purchase payments received from contract owners (note 6)	1,772	8,860	401,106	710,716	16,112	12,964	103,284	197,856
Transfers between funds	2,235,940	1,672,218	(1,326,658)	3,018,944	(18,910)	28,604	(866,248)	(4,946)
Surrenders (note 6)	(17,836)	(6,582)	(174,970)	(7,878,454)	–	(212,382)	(9,630)	(1,158,998)
Death benefits (note 4)	–	–	–	(39,094)	–	–	(17,890)	(6,038)
Net policy repayments (loans) (note 5)	–	–	(2)	(280)	–	8	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,096)	(9,974)	(758,892)	(804,960)	(5,170)	(5,302)	(30,268)	(49,430)
Adjustments to maintain reserves	17	65	40	555	(1)	7	2	53

Net equity transactions	2,201,797	1,664,587	(1,859,376)	(4,992,573)	(7,969)	(176,101)	(820,750)	(1,021,503)

Net change in contract owners’ equity	2,397,311	2,157,823	(168,461)	(862,337)	(3,332)	(159,489)	(759,555)	(905,813)
Contract owners’ equity beginning of period	2,167,056	9,233	41,536,902	42,399,239	182,674	342,163	1,793,256	2,699,069

Contract owners’ equity end of period	$4,564,367	2,167,056	41,368,441	41,536,902	179,342	182,674	1,033,701	1,793,256

CHANGES IN UNITS:
Beginning units	169,036	879	3,790,766	4,213,692	19,508	38,714	160,082	244,521

Units purchased	166,546	170,921	285,549	1,510,287	1,748	5,126	10,826	65,052
Units redeemed	(2,862)	(2,764)	(427,881)	(1,933,213)	(2,726)	(24,332)	(85,070)	(149,491)

Ending units	332,720	169,036	3,648,434	3,790,766	18,530	19,508	85,838	160,082

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFGrInc		DryVIFIntVal		FedQualBd		FidVIPEI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,502	5,146	(4,552)	3,332	57,730	91,596	–	2,366
Realized gain (loss) on investments	74,509	85,883	33,772	65,382	(72,059)	21,190	(71)	89,376
Change in unrealized gain (loss) on investments	(58,671)	(46,341)	172,162	11,378	13,564	(59,817)	–	(62,841)
Reinvested capital gains	–	–	32,118	6,656	10,498	21,374	–	712

Net increase (decrease) in contract owners’ equity resulting from operations	20,340	44,688	233,500	86,748	9,733	74,343	(71)	29,613

Equity transactions:
Purchase payments received from contract owners (note 6)	12,566	6	(40)	92	39,190	98,256	4,928	(2)
Transfers between funds	(274,996)	15,228	1,890,340	412,134	(1,145,576)	(1,641,578)	(4,858)	112,570
Surrenders (note 6)	(100,968)	(201,480)	(9,110)	(276,826)	(24,328)	(20,456)	–	(394,010)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	98	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,230)	(22,466)	(23,544)	(7,438)	(26,376)	(54,578)	–	(4,894)
Adjustments to maintain reserves	13	8	40	25	17	27	1	8

Net equity transactions	(387,615)	(208,704)	1,857,686	127,987	(1,157,073)	(1,618,231)	71	(286,328)

Net change in contract owners’ equity	(367,275)	(164,016)	2,091,186	214,735	(1,147,340)	(1,543,888)	–	(256,715)
Contract owners’ equity beginning of period	561,677	725,693	477,127	262,392	1,726,540	3,270,428	–	256,715

Contract owners’ equity end of period	$194,402	561,677	2,568,313	477,127	579,200	1,726,540	–	–

CHANGES IN UNITS:
Beginning units	58,084	80,448	31,060	20,453	125,504	245,866	–	24,845

Units purchased	1,284	2,210	126,350	53,873	3,025	35,925	416	10,866
Units redeemed	(39,868)	(24,574)	(7,710)	(43,266)	(86,859)	(156,287)	(416)	(35,711)

Ending units	19,500	58,084	149,700	31,060	41,670	125,504	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGr		FidVIPHI		FidVIPOv		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$548	176	(24)	220,216	2,818	21,324	54,580	92,210
Realized gain (loss) on investments	(2,707)	440,859	993	288,374	23,416	232,001	9,499	892,336
Change in unrealized gain (loss) on investments	3,333	(435,907)	(1,959)	(290,366)	(30,606)	(134,066)	88,581	(705,476)
Reinvested capital gains	–	–	–	–	2,416	–	151,826	28,390

Net increase (decrease) in contract owners’ equity resulting from operations	1,174	5,128	(990)	218,224	(1,956)	119,259	304,486	307,460

Equity transactions:
Purchase payments received from contract owners (note 6)	12,570	197,962	35,356	–	–	40,136	63,892	124,746
Transfers between funds	(12,324)	3,393,512	(35,248)	468,560	(471,716)	1,007,816	1,834,948	(1,517,404)
Surrenders (note 6)	(306,502)	(7,516,486)	(136,178)	(3,019,360)	(88,440)	(2,174,298)	(10,686)	(816,622)
Death benefits (note 4)	–	–	–	(1,306)	–	–	(13,246)	(758)
Net policy repayments (loans) (note 5)	4	(2)	–	–	–	–	–	126
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,242)	(134,854)	(80)	(47,484)	(2,352)	(49,332)	(131,696)	(153,072)
Adjustments to maintain reserves	(3)	48	(6)	29	(13)	27	15	101

Net equity transactions	(321,497)	(4,059,820)	(136,156)	(2,599,561)	(562,521)	(1,175,651)	1,743,227	(2,362,883)

Net change in contract owners’ equity	(320,323)	(4,054,692)	(137,146)	(2,381,337)	(564,477)	(1,056,392)	2,047,713	(2,055,423)
Contract owners’ equity beginning of period	567,672	4,622,364	137,146	2,518,483	564,477	1,620,869	4,390,554	6,445,977

Contract owners’ equity end of period	$247,349	567,672	–	137,146	–	564,477	6,438,267	4,390,554

CHANGES IN UNITS:
Beginning units	69,542	583,926	10,864	218,094	55,434	180,429	353,350	560,297

Units purchased	1,490	454,987	2,770	40,069	–	105,778	161,352	814,629
Units redeemed	(42,320)	(969,371)	(13,634)	(247,299)	(55,434)	(230,773)	(13,224)	(1,021,576)

Ending units	28,712	69,542	–	10,864	–	55,434	501,478	353,350

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPHIS		FidVIPOvS		FidVIPAM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$35,332	(2,774)	275,068	209,206	8,288	25,532	181,594	92,682
Realized gain (loss) on investments	(579,023)	(1,075,383)	11,397	135,935	355,278	146,362	145,960	185,322
Change in unrealized gain (loss) on investments	1,446,872	1,623,442	(245,126)	(172,397)	528,802	182,463	(59,772)	156,715
Reinvested capital gains	–	–	–	–	16,410	–	2,572	–

Net increase (decrease) in contract owners’ equity resulting from operations	903,181	545,285	41,339	172,744	908,778	354,357	270,354	434,719

Equity transactions:
Purchase payments received from contract owners (note 6)	95,218	195,312	62,008	140,732	141,722	182,944	22,842	522
Transfers between funds	(499,374)	63,688	(98,534)	(301,596)	2,427,688	223,452	(1,547,876)	5,708,986
Surrenders (note 6)	(60,098)	(787,564)	(42,332)	(277,706)	(23,934)	(198,880)	(374,794)	(12,552)
Death benefits (note 4)	–	(64,436)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	(8)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(256,570)	(260,374)	(36,286)	(60,994)	(75,390)	(74,696)	(222,420)	(191,492)
Adjustments to maintain reserves	26	99	22	36	34	59	(8)	73

Net equity transactions	(720,798)	(853,275)	(115,122)	(499,528)	2,470,120	132,871	(2,122,256)	5,505,537

Net change in contract owners’ equity	182,383	(307,990)	(73,783)	(326,784)	3,378,898	487,228	(1,851,902)	5,940,256
Contract owners’ equity beginning of period	17,406,716	17,714,706	1,983,471	2,310,255	3,207,119	2,719,891	9,394,346	3,454,090

Contract owners’ equity end of period	$17,589,099	17,406,716	1,909,688	1,983,471	6,586,017	3,207,119	7,542,444	9,394,346

CHANGES IN UNITS:
Beginning units	1,760,184	1,838,297	210,542	268,110	291,720	280,162	856,436	331,284

Units purchased	10,666	85,772	10,196	23,981	280,744	85,399	2,048	544,572
Units redeemed	(78,142)	(163,885)	(22,536)	(81,549)	(64,874)	(73,841)	(195,954)	(19,420)

Ending units	1,692,708	1,760,184	198,202	210,542	507,590	291,720	662,530	856,436

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPCon		FidVIPConS		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$160	286	(10,434)	5,886	–	(214)	8,198	1,384
Realized gain (loss) on investments	10,046	50,948	1,186,928	962,783	–	93,524	27,219	(3,378)
Change in unrealized gain (loss) on investments	47,510	266	234,300	(421,437)	–	(80,972)	86,842	110,963
Reinvested capital gains	68	–	736	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	57,784	51,500	1,411,530	547,232	–	12,338	122,259	108,969

Equity transactions:
Purchase payments received from contract owners (note 6)	3,570	514	156,546	288,932	–	7,242	4,680	12,794
Transfers between funds	(3,516)	(123,264)	8,407,584	(48,704)	–	(857,598)	(141,452)	536,428
Surrenders (note 6)	–	(77,842)	(42,942)	(4,346,040)	–	(1,464)	–	(73,508)
Death benefits (note 4)	–	–	(15,322)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(8)	(2)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,672)	(22,944)	(137,626)	(82,644)	–	(2,082)	(58,170)	(54,802)
Adjustments to maintain reserves	18	21	58	65	–	4	3	39

Net equity transactions	(25,608)	(223,517)	8,368,298	(4,188,391)	–	(853,898)	(194,939)	420,951

Net change in contract owners’ equity	32,176	(172,017)	9,779,828	(3,641,159)	–	(841,560)	(72,680)	529,920
Contract owners’ equity beginning of period	363,992	536,009	3,978,284	7,619,443	–	841,560	1,622,942	1,093,022

Contract owners’ equity end of period	$396,168	363,992	13,758,112	3,978,284	–	–	1,550,262	1,622,942

CHANGES IN UNITS:
Beginning units	30,156	51,152	261,484	576,339	–	94,088	182,896	131,702

Units purchased	277	54	551,590	36,318	–	–	1,607	110,071
Units redeemed	(2,295)	(21,050)	(15,118)	(351,173)	–	(94,088)	(23,649)	(58,877)

Ending units	28,138	30,156	797,956	261,484	–	–	160,854	182,896

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FrVIPForSec2		GVITDMidCapI		GVITEmMrkts
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(438)	(458)	38,718	8,774	21,176	8,650	3,346	390
Realized gain (loss) on investments	13,293	(10,802)	504,347	151,570	183,089	276,024	(332,801)	(30,496)
Change in unrealized gain (loss) on investments	(23,087)	25,365	(238,512)	266,049	(190,063)	171,216	(7,319)	4,080
Reinvested capital gains	6,452	334	–	–	144,956	76,202	19,838	7,038

Net increase (decrease) in contract owners’ equity resulting from operations	(3,780)	14,439	304,553	426,393	159,158	532,092	(316,936)	(18,988)

Equity transactions:
Purchase payments received from contract owners (note 6)	5,606	10,520	11,066	78,272	9,032	36,556	(13,274)	–
Transfers between funds	(162,004)	184,446	(746,916)	1,671,454	(779,450)	2,161,708	526,198	105,680
Surrenders (note 6)	(5,040)	(826)	–	(367,662)	(2,248)	(108,566)	–	–
Death benefits (note 4)	–	–	–	–	(12,946)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,954)	(3,640)	(28,462)	(21,548)	(20,414)	(17,140)	(44,484)	(3,510)
Adjustments to maintain reserves	11	32	5	51	39	45	13,652	(1,197)

Net equity transactions	(164,381)	190,532	(764,307)	1,360,567	(805,987)	2,072,603	482,092	100,973

Net change in contract owners’ equity	(168,161)	204,971	(459,754)	1,786,960	(646,829)	2,604,695	165,156	81,985
Contract owners’ equity beginning of period	204,971	–	2,914,503	1,127,543	3,229,516	624,821	84,395	2,410

Contract owners’ equity end of period	$36,810	204,971	2,454,749	2,914,503	2,582,687	3,229,516	249,551	84,395

CHANGES IN UNITS:
Beginning units	15,278	–	197,082	90,293	210,570	41,047	6,104	210

Units purchased	457	16,330	58,517	190,389	19,823	178,667	10,520	6,594
Units redeemed	(13,053)	(1,052)	(104,453)	(83,600)	(67,903)	(9,144)	(2,982)	(700)

Ending units	2,682	15,278	151,146	197,082	162,490	210,570	13,642	6,104

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITGlFin1		GVITGlHlth		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$83,674	80,462	4,554	44	(838)	(36)	(756)	(30)
Realized gain (loss) on investments	2,349	103,700	142	26	(8,050)	4,488	7,890	(873)
Change in unrealized gain (loss) on investments	(56,482)	(93,053)	(51,611)	243	(1,083)	80	11,289	3,664
Reinvested capital gains	–	–	70,038	300	26,224	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,541	91,109	23,123	613	16,253	4,532	18,423	2,761

Equity transactions:
Purchase payments received from contract owners (note 6)	131,796	238,116	(12)	8	(104)	–	2	–
Transfers between funds	109,760	(868,264)	921,092	4,726	374	(1,332)	243,786	7,666
Surrenders (note 6)	(11,352)	(187,412)	–	(208)	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,866)	(26,954)	(862)	(38)	(9,658)	(360)	(8,278)	(258)
Adjustments to maintain reserves	15	16	2	16	1	18	1	–

Net equity transactions	212,353	(844,498)	920,220	4,504	(9,387)	(1,674)	235,511	7,408

Net change in contract owners’ equity	241,894	(753,389)	943,343	5,117	6,866	2,858	253,934	10,169
Contract owners’ equity beginning of period	964,201	1,717,590	5,715	598	2,858	–	26,314	16,145

Contract owners’ equity end of period	$1,206,095	964,201	949,058	5,715	9,724	2,858	280,248	26,314

CHANGES IN UNITS:
Beginning units	71,000	139,039	388	49	234	–	8,328	5,317

Units purchased	18,888	41,555	57,781	374	1,269	271	83,907	3,141
Units redeemed	(2,914)	(109,594)	(55)	(35)	(767)	(37)	(2,859)	(130)

Ending units	86,974	71,000	58,114	388	736	234	89,376	8,328

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl1		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$32	–	474,702	889,650	(452)	(4,292)	346	–
Realized gain (loss) on investments	502	–	(288,169)	(416,173)	5,328	349,784	86	–
Change in unrealized gain (loss) on investments	(562)	–	198,094	(405,713)	14,289	(535,921)	30,421	–
Reinvested capital gains	430	–	26,058	374,338	–	–	720	–

Net increase (decrease) in contract owners’ equity resulting from operations	402	–	410,685	442,102	19,165	(190,429)	31,573	–

Equity transactions:
Purchase payments received from contract owners (note 6)	(428)	–	686,638	1,662,026	5,822	60,756	126	–
Transfers between funds	4,006	–	(4,421,590)	(5,065,888)	72,602	(1,669,382)	291,714	–
Surrenders (note 6)	–	–	–	(3,175,720)	–	(703,494)	–	–
Death benefits (note 4)	–	–	(14,660)	(30,848)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	194	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14)	–	(416,694)	(447,392)	(6,744)	(34,164)	(648)	–
Adjustments to maintain reserves	19	–	(17)	219	6	29	–	–

Net equity transactions	3,583	–	(4,166,323)	(7,057,409)	71,686	(2,346,255)	291,192	–

Net change in contract owners’ equity	3,985	–	(3,755,638)	(6,615,307)	90,851	(2,536,684)	322,765	–
Contract owners’ equity beginning of period	–	–	15,225,721	21,841,028	193,890	2,730,574	–	–

Contract owners’ equity end of period	$3,985	–	11,470,083	15,225,721	284,741	193,890	322,765	–

CHANGES IN UNITS:
Beginning units	–	–	1,079,754	1,564,347	31,208	476,666	–	–

Units purchased	271	–	48,353	274,764	14,286	307,117	32,446	–
Units redeemed	(1)	–	(342,985)	(759,357)	(2,368)	(752,575)	(70)	–

Ending units	270	–	785,122	1,079,754	43,126	31,208	32,376	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITJPBal		GVITSMdCpGr		GVITMyMkt		GVITNWFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$197,250	99,056	(2,342)	(2,278)	78,166	160,460	12,896	18,644
Realized gain (loss) on investments	51,560	103,103	(49,652)	65,200	–	–	25,407	249,913
Change in unrealized gain (loss) on investments	49,966	459,132	(12,354)	(36,074)	–	–	93,564	(109,041)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	298,776	661,291	(64,348)	26,848	78,166	160,460	131,867	159,516

Equity transactions:
Purchase payments received from contract owners (note 6)	17,106	37,630	5,022	19,526	(4)	–	17,056	15,734
Transfers between funds	3,708,504	4,688,812	(244,460)	277,914	(22,668,884)	(2,445,158)	(5,054)	(225,572)
Surrenders (note 6)	(1,170)	(345,244)	–	(220,656)	–	(12,813,468)	–	(161,234)
Death benefits (note 4)	–	–	–	–	–	(78,850)	–	–
Net policy repayments (loans) (note 5)	–	44	–	–	–	96	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(124,374)	(84,114)	(29,802)	(26,664)	(65,108)	(379,208)	(69,496)	(72,390)
Adjustments to maintain reserves	1	83	(21)	41	(60)	66	19	51

Net equity transactions	3,600,067	4,297,211	(269,261)	50,161	(22,734,056)	(15,716,522)	(57,475)	(443,411)

Net change in contract owners’ equity	3,898,843	4,958,502	(333,609)	77,009	(22,655,890)	(15,556,062)	74,392	(283,895)
Contract owners’ equity beginning of period	8,062,336	3,103,834	869,368	792,359	23,658,362	39,214,424	1,862,390	2,146,285

Contract owners’ equity end of period	$11,961,179	8,062,336	535,759	869,368	1,002,472	23,658,362	1,936,782	1,862,390

CHANGES IN UNITS:
Beginning units	740,476	312,090	75,540	79,276	2,005,646	3,484,073	173,286	221,051

Units purchased	365,329	478,746	443	28,298	2	165,857	1,667	199,189
Units redeemed	(35,855)	(50,360)	(33,457)	(32,034)	(1,924,302)	(1,644,284)	(6,851)	(246,954)

Ending units	1,069,950	740,476	42,526	75,540	81,346	2,005,646	168,102	173,286

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITNStrVal		GVITSmCapGr		GVITSmCapVal		GVITSmComp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(252)	(4,682)	(9,228)	(11,716)	(12,096)	(23,108)	(19,672)
Realized gain (loss) on investments	–	118,569	775,445	121,271	184,208	1,047,542	882,214	881,482
Change in unrealized gain (loss) on investments	–	(89,666)	(847,614)	376,912	(591,359)	(677,615)	(869,951)	(606,293)
Reinvested capital gains	–	–	–	–	697,936	412,490	1,194,206	948,294

Net increase (decrease) in contract owners’ equity resulting from operations	–	28,651	(76,851)	488,955	279,069	770,321	1,183,361	1,203,811

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	21,924	21,078	95,020	576,948	217,786	293,654
Transfers between funds	–	(593,970)	(2,774,712)	521,006	(162,838)	2,951,044	613,344	812,368
Surrenders (note 6)	–	–	(7,156)	–	(9,596)	(2,210,994)	(126,122)	(868,028)
Death benefits (note 4)	–	–	–	–	(11,948)	(7,720)	–	(3,250)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	30
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(2,810)	(41,816)	(76,442)	(157,730)	(96,262)	(278,302)	(241,706)
Adjustments to maintain reserves	–	6	(2)	70	(13)	85	18	122

Net equity transactions	–	(596,774)	(2,801,762)	465,712	(247,105)	1,213,101	426,724	(6,810)

Net change in contract owners’ equity	–	(568,123)	(2,878,613)	954,667	31,964	1,983,422	1,610,085	1,197,001
Contract owners’ equity beginning of period	–	568,123	4,199,078	3,244,411	5,947,775	3,964,353	8,443,499	7,246,498

Contract owners’ equity end of period	$–	–	1,320,465	4,199,078	5,979,739	5,947,775	10,053,584	8,443,499

CHANGES IN UNITS:
Beginning units	–	60,495	273,590	239,174	287,648	224,477	495,696	475,779

Units purchased	–	12	1,860	53,401	96,830	223,918	160,352	230,662
Units redeemed	–	(60,507)	(195,650)	(18,985)	(103,198)	(160,747)	(132,002)	(210,745)

Ending units	–	–	79,800	273,590	281,280	287,648	524,046	495,696

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITTGroFoc		GVITUSGro		GVITVKMultiSec		GVITCVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(2)	(34)	(10)	91,304	120,356	1,236	608
Realized gain (loss) on investments	–	51	20	52	1,520	116,359	4,867	14,576
Change in unrealized gain (loss) on investments	–	(36)	(1,050)	413	(57,484)	(127,817)	(3,927)	(5,573)
Reinvested capital gains	–	–	2,732	186	13,296	–	2,236	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	13	1,668	641	48,636	108,898	4,412	9,611

Equity transactions:
Purchase payments received from contract owners (note 6)	–	10	–	12	1,830	8,544	4,296	3,466
Transfers between funds	–	(418)	9,414	4,238	173,016	35,600	8,460	13,644
Surrenders (note 6)	–	(204)	–	(408)	(28,588)	(46,886)	–	(10,442)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(6)	(140)	(58)	(50,216)	(46,380)	(2,760)	(1,762)
Adjustments to maintain reserves	–	6	(13)	25	(8)	54	4	16

Net equity transactions	–	(612)	9,261	3,809	96,034	(49,068)	10,000	4,922

Net change in contract owners’ equity	–	(599)	10,929	4,450	144,670	59,830	14,412	14,533
Contract owners’ equity beginning of period	–	599	5,646	1,196	2,307,909	2,248,079	74,628	60,095

Contract owners’ equity end of period	$–	–	16,575	5,646	2,452,579	2,307,909	89,040	74,628

CHANGES IN UNITS:
Beginning units	–	181	404	96	163,570	169,327	6,650	6,284

Units purchased	–	431	669	370	36,746	1,221	1,228	2,514
Units redeemed	–	(612)	(11)	(62)	(29,782)	(6,978)	(248)	(2,148)

Ending units	–	–	1,062	404	170,534	163,570	7,630	6,650

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITWLead		GVITMyMkt5		GVITIDAgg		GVITIDCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,016	(190)	1,622,780	349,746	–	–	3,524	6,442
Realized gain (loss) on investments	8,486	7,869	–	–	–	491	19,635	399
Change in unrealized gain (loss) on investments	42,904	3,892	–	–	–	(437)	(18,972)	3,553
Reinvested capital gains	–	–	–	–	–	–	2,196	3,066

Net increase (decrease) in contract owners’ equity resulting from operations	53,406	11,571	1,622,780	349,746	–	54	6,383	13,460

Equity transactions:
Purchase payments received from contract owners (note 6)	7,716	10,736	3,370,488	4,037,598	–	–	–	–
Transfers between funds	226,144	45,262	21,901,726	(350,048)	–	(1,776)	(321,154)	(1,700)
Surrenders (note 6)	–	(11,644)	(526,210)	(13,440,090)	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	(14)	(20)	(12)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,206)	(2,456)	(1,294,778)	(1,374,784)	–	(8)	(3,558)	(4,828)
Adjustments to maintain reserves	(209)	5	364	229	–	2	(1)	15

Net equity transactions	226,445	41,889	23,451,570	(11,127,107)	–	(1,782)	(324,713)	(6,513)

Net change in contract owners’ equity	279,851	53,460	25,074,350	(10,777,361)	–	(1,728)	(318,330)	6,947
Contract owners’ equity beginning of period	96,498	43,038	46,253,442	57,030,803	–	1,728	318,330	311,383

Contract owners’ equity end of period	$376,349	96,498	71,327,792	46,253,442	–	–	–	318,330

CHANGES IN UNITS:
Beginning units	9,180	4,724	4,566,566	5,667,692	–	158	28,254	28,851

Units purchased	21,546	5,992	2,485,680	1,315,003	–	–	–	–
Units redeemed	(650)	(1,536)	(187,774)	(2,416,129)	–	(158)	(28,254)	(597)

Ending units	30,076	9,180	6,864,472	4,566,566	–	–	–	28,254

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDMod		GVITIDModAgg		GVITIDModCon		GSVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$15,010	10,624	(10)	–	–	–	10,974	5,942
Realized gain (loss) on investments	50,409	483	194	435	–	213	308,832	270,047
Change in unrealized gain (loss) on investments	(31,678)	44,901	–	(388)	–	(183)	(307,764)	45,472
Reinvested capital gains	12,786	1,678	–	–	–	–	302,186	225,846

Net increase (decrease) in contract owners’ equity resulting from operations	46,527	57,686	184	47	–	30	314,228	547,307

Equity transactions:
Purchase payments received from contract owners (note 6)	1,128	8	(188)	–	–	–	(2)	–
Transfers between funds	(325,244)	983,528	–	(1,762)	–	(1,722)	(132,518)	26,850
Surrenders (note 6)	(13,182)	–	–	–	–	–	–	(230,202)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,306)	(5,334)	2	(8)	–	(8)	(31,388)	(35,244)
Adjustments to maintain reserves	23	11	2	4	–	(2)	5	56

Net equity transactions	(355,581)	978,213	(184)	(1,766)	–	(1,732)	(163,903)	(238,540)

Net change in contract owners’ equity	(309,054)	1,035,899	–	(1,719)	–	(1,702)	150,325	308,767
Contract owners’ equity beginning of period	1,037,613	1,714	–	1,719	–	1,702	2,636,332	2,327,565

Contract owners’ equity end of period	$728,559	1,037,613	–	–	–	–	2,786,657	2,636,332

CHANGES IN UNITS:
Beginning units	86,964	157	–	157	–	156	165,892	184,248

Units purchased	66,303	87,274	–	–	–	–	8,292	168,664
Units redeemed	(95,157)	(467)	–	(157)	–	(156)	(18,378)	(187,020)

Ending units	58,110	86,964	–	–	–	–	155,806	165,892

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanBal		JanCapAp		JanGlTech		JanIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,228	21,664	(1,360)	(2,362)	(2,336)	(1,740)	8,480	3,588
Realized gain (loss) on investments	113,729	7,294	(6,260)	187,216	92,426	88,536	11,385	122,440
Change in unrealized gain (loss) on investments	(104,980)	55,745	11,497	(123,140)	8,096	(79,340)	264,038	(34,387)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,977	84,703	3,877	61,714	98,186	7,456	283,903	91,641

Equity transactions:
Purchase payments received from contract owners (note 6)	22,486	4,932	11,724	8,332	23,918	22,124	72,360	205,222
Transfers between funds	(793,684)	(98)	169,898	(681,538)	105,208	(166,764)	226,370	87,384
Surrenders (note 6)	–	(1,614)	–	(547,656)	–	(5,360)	–	(339,622)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	6	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,572)	(20,748)	(20,022)	(24,024)	(22,300)	(15,574)	(21,228)	(20,940)
Adjustments to maintain reserves	–	38	(12)	21	(2)	3	23	25

Net equity transactions	(780,770)	(17,490)	161,588	(1,244,865)	106,824	(165,565)	277,525	(67,931)

Net change in contract owners’ equity	(765,793)	67,213	165,465	(1,183,151)	205,010	(158,109)	561,428	23,710
Contract owners’ equity beginning of period	1,146,251	1,079,038	271,510	1,454,661	701,893	860,002	648,157	624,447

Contract owners’ equity end of period	$380,458	1,146,251	436,975	271,510	906,903	701,893	1,209,585	648,157

CHANGES IN UNITS:
Beginning units	93,180	94,753	35,812	225,914	197,930	243,320	87,392	99,920

Units purchased	1,937	389	19,072	31,565	38,891	12,168	39,273	77,741
Units redeemed	(66,317)	(1,962)	(3,552)	(221,667)	(6,985)	(57,558)	(2,745)	(90,269)

Ending units	28,800	93,180	51,332	35,812	229,836	197,930	123,920	87,392

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OGMidCapGr		OGMidCapV		FAMIntIndx		NBAMTGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,078)	(2,550)	–	2,582	(2)	–	(776)	(1,366)
Realized gain (loss) on investments	50,988	61,184	–	3,971	105	–	97,313	120,009
Change in unrealized gain (loss) on investments	35,998	31,988	–	–	–	–	(50,931)	(41,377)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	84,908	90,622	–	6,553	103	–	45,606	77,266

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	(104)	–	12,920	49,428
Transfers between funds	262,956	(5,190)	–	1,078	–	–	(314,148)	(68,232)
Surrenders (note 6)	–	–	–	–	–	–	(103,362)	(324,798)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,842)	(10,800)	–	(7,636)	–	–	(9,894)	(24,716)
Adjustments to maintain reserves	(7)	27	–	5	1	–	(10)	11

Net equity transactions	254,107	(15,963)	–	(6,553)	(103)	–	(414,494)	(368,307)

Net change in contract owners’ equity	339,015	74,659	–	–	–	–	(368,888)	(291,041)
Contract owners’ equity beginning of period	774,574	699,915	–	–	–	–	368,888	659,929

Contract owners’ equity end of period	$1,113,589	774,574	–	–	–	–	–	368,888

CHANGES IN UNITS:
Beginning units	53,262	54,174	–	–	–	–	46,276	96,290

Units purchased	16,429	59,578	–	573	–	–	1,499	7,277
Units redeemed	(591)	(60,490)	–	(573)	–	–	(47,775)	(57,291)

Ending units	69,100	53,262	–	–	–	–	–	46,276

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTGuard		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(16)	(994)	–	(2)	(3,222)	(11,886)	9,168	(16,224)
Realized gain (loss) on investments	25,691	(11,414)	(9)	55	136,914	364,258	157,845	1,445,168
Change in unrealized gain (loss) on investments	177,451	346,803	–	(35)	(33,426)	(399,506)	50,918	(364,948)
Reinvested capital gains	–	–	–	–	–	–	294	–

Net increase (decrease) in contract owners’ equity resulting from operations	203,126	334,395	(9)	18	100,266	(47,134)	218,225	1,063,996

Equity transactions:
Purchase payments received from contract owners (note 6)	62	2,672	11,142	386	37,530	74,676	43,718	61,068
Transfers between funds	569,914	86,756	(11,134)	–	(284,948)	(3,605,114)	(33,454)	2,911,876
Surrenders (note 6)	–	–	–	(8,580)	–	(271,394)	(362,402)	(7,769,058)
Death benefits (note 4)	–	(7,424)	–	–	–	–	–	(4,224)
Net policy repayments (loans) (note 5)	–	–	–	–	–	(360)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,078)	(29,280)	–	(14)	(22,946)	(40,916)	(27,214)	(128,236)
Adjustments to maintain reserves	27	54	1	3	(9)	47	(22)	91

Net equity transactions	533,925	52,778	9	(8,205)	(270,373)	(3,843,061)	(379,374)	(4,928,483)

Net change in contract owners’ equity	737,051	387,173	–	(8,187)	(170,107)	(3,890,195)	(161,149)	(3,864,487)
Contract owners’ equity beginning of period	2,313,177	1,926,004	–	8,187	1,296,872	5,187,067	1,643,816	5,508,303

Contract owners’ equity end of period	$3,050,228	2,313,177	–	–	1,126,765	1,296,872	1,482,667	1,643,816

CHANGES IN UNITS:
Beginning units	194,318	185,567	–	706	103,072	481,436	139,378	554,316

Units purchased	49,403	21,394	953	34	3,023	460,082	3,982	296,407
Units redeemed	(2,973)	(12,643)	(953)	(740)	(27,165)	(838,446)	(36,598)	(711,345)

Ending units	240,748	194,318	–	–	78,930	103,072	106,762	139,378

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTFasc		OppAggGro		OppCapAp		OppGlSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8)	(352)	(12,786)	(12,802)	91,448	7,344	4,010	25,888
Realized gain (loss) on investments	23	28,228	2,451	(96,960)	232,637	(243,735)	39,850	312,409
Change in unrealized gain (loss) on investments	75	(21,671)	789,659	1,410,064	167,575	1,090,484	106,759	(323,285)
Reinvested capital gains	18	530	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	108	6,735	779,324	1,300,302	491,660	854,093	150,619	15,012

Equity transactions:
Purchase payments received from contract owners (note 6)	–	1,984	141,024	188,082	69,236	117,816	16,964	2,590
Transfers between funds	1,618	(19,262)	(1,788,708)	1,218,504	(2,125,364)	1,854,208	1,111,022	(898,966)
Surrenders (note 6)	–	(171,312)	–	(277,456)	(70,490)	(434,404)	–	(5,810)
Death benefits (note 4)	–	–	–	(17,506)	–	(24,784)	(16,350)	–
Net policy repayments (loans) (note 5)	–	–	–	4	–	4	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38)	(2,232)	(117,436)	(114,472)	(164,320)	(159,010)	(11,014)	(14,390)
Adjustments to maintain reserves	(44)	60	42	76	7	120	1	40

Net equity transactions	1,536	(190,762)	(1,765,078)	997,232	(2,290,931)	1,353,950	1,100,623	(916,536)

Net change in contract owners’ equity	1,644	(184,027)	(985,754)	2,297,534	(1,799,271)	2,208,043	1,251,242	(901,524)
Contract owners’ equity beginning of period	2,382	186,409	8,451,286	6,153,752	11,121,943	8,913,900	737,793	1,639,317

Contract owners’ equity end of period	$4,026	2,382	7,465,532	8,451,286	9,322,672	11,121,943	1,989,035	737,793

CHANGES IN UNITS:
Beginning units	170	14,850	748,036	650,400	952,868	747,984	66,624	176,907

Units purchased	123	162	18,055	159,580	48,734	412,266	94,791	254,357
Units redeemed	(13)	(14,842)	(172,745)	(61,944)	(302,786)	(207,382)	(3,891)	(364,640)

Ending units	280	170	593,346	748,036	698,816	952,868	157,524	66,624

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppMSFund		OppMultStr		OppBdFd		PVITAllAsset
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,902	2,218	25,060	11,846	79,486	64,814	1,168	–
Realized gain (loss) on investments	11,584	41,319	(30,989)	86,833	(8,650)	4,989	(18)	–
Change in unrealized gain (loss) on investments	(3,551)	(17,352)	(37,683)	(36,638)	(39,841)	(15,441)	(861)	–
Reinvested capital gains	–	–	57,222	–	–	–	192	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,935	26,185	13,610	62,041	30,995	54,362	481	–

Equity transactions:
Purchase payments received from contract owners (note 6)	506	2,422	39,278	10	83,204	(2)	–	–
Transfers between funds	(121,058)	(11,870)	125,180	430,968	159,362	636,442	64,664	–
Surrenders (note 6)	–	(23,522)	(327,914)	–	(416,580)	(90,274)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,730)	(8,276)	(35,904)	(36,198)	(48,612)	(46,566)	(174)	–
Adjustments to maintain reserves	4	18	–	38	1	23	21	–

Net equity transactions	(125,278)	(41,228)	(199,360)	394,818	(222,625)	499,623	64,511	–

Net change in contract owners’ equity	(115,343)	(15,043)	(185,750)	456,859	(191,630)	553,985	64,992	–
Contract owners’ equity beginning of period	292,516	307,559	1,168,789	711,930	1,499,335	945,350	–	–

Contract owners’ equity end of period	$177,173	292,516	983,039	1,168,789	1,307,705	1,499,335	64,992	–

CHANGES IN UNITS:
Beginning units	29,538	33,917	93,010	62,221	115,260	76,473	–	–

Units purchased	53	1,271	10,699	33,906	18,100	49,803	5,486	–
Units redeemed	(12,667)	(5,650)	(28,221)	(3,117)	(35,122)	(11,016)	(14)	–

Ending units	16,924	29,538	75,488	93,010	98,238	115,260	5,472	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PIMLowDur		PIMRealRet		PIMTotRet		PVCTHiYield
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$143,488	115,928	57,918	6,502	418,246	282,014	3,198	16,578
Realized gain (loss) on investments	(2,372)	66,350	(22,480)	44,040	65,411	74,134	(615)	19,614
Change in unrealized gain (loss) on investments	(125,493)	16,663	(65,372)	(6,679)	(423,522)	287,399	(4,285)	(10,706)
Reinvested capital gains	19,234	12,206	28,740	38,830	223,718	241,082	2,916	1,124

Net increase (decrease) in contract owners’ equity resulting from operations	34,857	211,147	(1,194)	82,693	283,853	884,629	1,214	26,610

Equity transactions:
Purchase payments received from contract owners (note 6)	15,110	7,296	862	35,620	16,684	6,744	–	(36)
Transfers between funds	3,228,568	(21,642,376)	1,909,490	241,774	(3,545,742)	(1,455,640)	(178,376)	(241,462)
Surrenders (note 6)	–	(218)	–	–	–	(569,100)	–	(136,506)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,810)	(271,622)	(28,964)	(16,586)	(113,446)	(123,506)	(742)	(6,402)
Adjustments to maintain reserves	(955)	276	(679)	(587)	(2,174)	(881)	(27)	60

Net equity transactions	3,140,913	(21,906,644)	1,880,709	260,221	(3,644,678)	(2,142,383)	(179,145)	(384,346)

Net change in contract owners’ equity	3,175,770	(21,695,497)	1,879,515	342,914	(3,360,825)	(1,257,754)	(177,931)	(357,736)
Contract owners’ equity beginning of period	4,012,901	25,708,398	1,265,642	922,728	16,693,131	17,950,885	184,400	542,136

Contract owners’ equity end of period	$7,188,671	4,012,901	3,145,157	1,265,642	13,332,306	16,693,131	6,469	184,400

CHANGES IN UNITS:
Beginning units	379,822	2,471,858	103,544	82,090	1,472,630	1,661,391	12,464	39,501

Units purchased	317,696	53,274	151,514	133,413	149,638	2,147,417	–	10,000
Units redeemed	(22,188)	(2,145,310)	(2,344)	(111,959)	(471,228)	(2,336,178)	(12,034)	(37,037)

Ending units	675,330	379,822	252,714	103,544	1,151,040	1,472,630	430	12,464

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RCFMicroCap		TRowNewAmG		TRowEqInc2		TRowMidCap2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$13,088	(8,604)	(298)	–	75,178	32,912	(11,848)	(8,860)
Realized gain (loss) on investments	165,722	574,038	137	(14)	385,333	181,348	1,524,299	251,723
Change in unrealized gain (loss) on investments	210,832	(219,893)	13,855	1	(449,046)	183,125	(1,150,580)	897,741
Reinvested capital gains	69,916	326,168	–	–	306,796	85,082	228,406	–

Net increase (decrease) in contract owners’ equity resulting from operations	459,558	671,709	13,694	(13)	318,261	482,467	590,277	1,140,604

Equity transactions:
Purchase payments received from contract owners (note 6)	152,246	198,666	–	392	57,142	228,374	23,980	39,250
Transfers between funds	(247,652)	932,184	280,332	(372)	2,249,346	1,578,672	(2,377,266)	3,041,042
Surrenders (note 6)	(73,472)	(217,412)	–	–	(13,950)	(170,194)	(298,408)	(220,822)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,710)	(60,854)	(2,406)	(6)	(65,422)	(42,212)	(70,544)	(53,500)
Adjustments to maintain reserves	234	(9,555)	6	(1)	(1)	67	26	94

Net equity transactions	(230,354)	843,029	277,932	13	2,227,115	1,594,707	(2,722,212)	2,806,064

Net change in contract owners’ equity	229,204	1,514,738	291,626	–	2,545,376	2,077,174	(2,131,935)	3,946,668
Contract owners’ equity beginning of period	4,414,936	2,900,198	–	–	4,287,475	2,210,301	6,265,228	2,318,560

Contract owners’ equity end of period	$4,644,140	4,414,936	291,626	–	6,832,851	4,287,475	4,133,293	6,265,228

CHANGES IN UNITS:
Beginning units	258,352	192,842	–	–	296,614	175,121	376,608	164,235

Units purchased	28,468	174,946	26,120	41	165,949	258,674	83,948	235,769
Units redeemed	(42,744)	(109,436)	(222)	(41)	(5,687)	(137,181)	(242,746)	(23,396)

Ending units	244,076	258,352	25,898	–	456,876	296,614	217,810	376,608

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldBd		VEWrldEMkt		VEWrldHAs		VKEmMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(2)	(164)	3,078	(3,806)	1,220	11,282	13,168
Realized gain (loss) on investments	22	1,681	49,885	121,746	745,478	57,351	(765)	37,699
Change in unrealized gain (loss) on investments	–	(1,248)	244,337	(45,427)	45,146	(47,484)	3,781	(47,889)
Reinvested capital gains	–	–	–	–	–	–	2,474	6,366

Net increase (decrease) in contract owners’ equity resulting from operations	22	431	294,058	79,397	786,818	11,087	16,772	9,344

Equity transactions:
Purchase payments received from contract owners (note 6)	6,714	772	48,178	353,782	25,918	69,996	35,340	64,734
Transfers between funds	(6,736)	–	740,620	(150,708)	(335,620)	(333,196)	(18,838)	(303,682)
Surrenders (note 6)	–	(18,966)	–	(286,338)	–	(19,964)	–	(19,526)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	48
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(30)	(21,838)	(10,482)	(52,648)	(3,000)	(4,286)	(5,880)
Adjustments to maintain reserves	–	(1)	(218)	(687)	(107)	(241)	(4)	25

Net equity transactions	(22)	(18,225)	766,742	(94,433)	(362,457)	(286,405)	12,212	(264,281)

Net change in contract owners’ equity	–	(17,794)	1,060,800	(15,036)	424,361	(275,318)	28,984	(254,937)
Contract owners’ equity beginning of period	–	17,794	276,452	291,488	77,779	353,097	129,504	384,441

Contract owners’ equity end of period	$–	–	1,337,252	276,452	502,140	77,779	158,488	129,504

CHANGES IN UNITS:
Beginning units	–	1,328	20,576	27,273	5,464	30,681	7,960	25,946

Units purchased	475	58	56,479	31,128	20,677	7,021	2,120	4,781
Units redeemed	(475)	(1,386)	(1,463)	(37,825)	(2,825)	(32,238)	(1,380)	(22,767)

Ending units	–	–	75,592	20,576	23,316	5,464	8,700	7,960

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKMidCapG		VKUSRealEst		StDisc2		StOpp2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(944)	(560)	27,806	35,680	(388)	(1,102)	(11,090)	(28,794)
Realized gain (loss) on investments	107,343	24,759	538,746	578,447	23,116	(19,436)	809,745	2,101,397
Change in unrealized gain (loss) on investments	(89,322)	82,106	(236,216)	231,709	(24,761)	(6,901)	(326,490)	(1,325,754)
Reinvested capital gains	–	–	78,770	49,642	16,638	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,077	106,305	409,106	895,478	14,605	(27,439)	472,165	746,849

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	218,462	244,554	19,782	4	63,532	42,936
Transfers between funds	(859,382)	963,004	(212,250)	(134,892)	(133,282)	6	(3,120,792)	(4,683,904)
Surrenders (note 6)	–	–	(9,688)	(521,232)	(51,450)	–	–	(163,064)
Death benefits (note 4)	–	–	–	–	–	–	–	(6,582)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	(6)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,300)	(3,334)	(86,664)	(74,692)	(4,888)	(13,468)	(106,270)	(125,054)
Adjustments to maintain reserves	(1)	10	(45)	70	12	4	12	133

Net equity transactions	(870,683)	959,680	(90,185)	(486,192)	(169,826)	(13,454)	(3,163,524)	(4,935,537)

Net change in contract owners’ equity	(853,606)	1,065,985	318,921	409,286	(155,221)	(40,893)	(2,691,359)	(4,188,688)
Contract owners’ equity beginning of period	1,173,031	107,046	3,081,054	2,671,768	182,655	223,548	5,852,887	10,041,575

Contract owners’ equity end of period	$319,425	1,173,031	3,399,975	3,081,054	27,434	182,655	3,161,528	5,852,887

CHANGES IN UNITS:
Beginning units	162,820	18,022	146,032	172,021	11,836	16,721	524,484	1,067,462

Units purchased	–	153,759	10,593	30,596	1,203	–	7,381	1,286,827
Units redeemed	(125,014)	(8,961)	(18,625)	(56,585)	(11,393)	(4,885)	(268,419)	(1,829,805)

Ending units	37,806	162,820	138,000	146,032	1,646	11,836	263,446	524,484

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)*

    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)*

Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)

Portfolios of AllianceBernstein;

    AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – VistaSM Fund – Class I (ACVPVista)*

Portfolios of Baron Capital Asset Trust Insurance Series (Baron Capital Funds Trust IS);

    Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)

Portfolio of the Calvert Variable Series (Calvert VS);

    Calvert VS – Social Equity Portfolio (CVSSoEq)

Portfolios of the Credit Suisse Trust (Credit Suisse Trust);

    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS)

        (formerly Dreyfus Investment Portfolios – MidCap Stock Portfolio – Service Shares)

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI)*

    Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr)

    Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI)*

    Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv)*

    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)

    Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS)

    Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM)

    Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon)

    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)

    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)*

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)*

    Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)*

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP II);

    Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCpValS)*

    Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)

    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)

    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)

    Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)*

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)

    Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT V)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)*

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)*

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)*

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)*

Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);

    Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)

    Janus AS – Forty Portfolio – Service Shares (JanCapAp)

        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);

    JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr)

        (formerly One Group® Investment Trust Mid Cap Growth Portfolio)

    JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV)*

        (formerly One Group® Investment Trust Mid Cap Value Portfolio)

Funds of Lord Abbett (Lord Abbett);

    Lord Abbett Series Mid Cap Value Fund – VC (LASMdCpVaVC)*

Funds of Merrill Lynch – FAM Variable Series Funds, Inc. (Merrill Lynch – FAM VSF II);

    Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II (FAMIntIndx)*

Funds of Merrill Lynch (Mercury II);

    Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2)*

        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Core – Class II)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Balanced Portfolio® – I Class Shares (NBAMTBal)*

    Neuberger Berman AMT – Growth Portfolio® – I Class Shares (NBAMTGro)*

    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)*

    Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr)

    Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart)

    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)

    Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

    Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)

        (formerly Oppenheimer Bond Fund/VA – Initial Class)

Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);

    PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset)

    PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur)

    PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet)

    PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet)

Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);

    Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield)

Portfolios of Royce Capital Funds (Royce Capital Funds);

    Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap)

Portfolios of T. Rowe Price Funds, Inc. (T. Rowe Price);

    T. Rowe Price – Equity Income Fund (TRPEqInc)*

    T. Rowe Price – MidCap Growth Fund (TRPMidCapGr)*

    T. Rowe Price – New America Growth Portfolio (TRowNewAmG)

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);

    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)*

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Waddell and Reed (W & R Target Funds, Inc.);

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)*

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);

    Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Discovery Fund II)

    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $534,608 and $619,632, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $340 and $1,384,477, respectively, and total transfers from the Account to the fixed account were $380,752 and $204, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.10%)

American Century VP – Income & Growth Fund – Class I
2005	0.10%	405,768	$11.565387	$4,692,864	1.95%	4.53%
2004	0.10%	411,278	11.064552	4,550,607	1.42%	12.88%
2003	0.10%	416,830	9.802103	4,085,811	1.33%	29.22%
2002	0.10%	423,478	7.585400	3,212,250	0.92%	-19.45%
2001	0.10%	249,128	9.417116	2,346,067	0.80%	-8.44%

American Century VP – International Fund – Class I
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2004	0.10%	97,792	10.681395	1,044,555	0.49%	14.81%
2003	0.10%	99,202	9.303615	922,937	0.75%	24.39%
2002	0.10%	100,938	7.479659	754,982	0.85%	-20.45%
2001	0.10%	91,670	9.402604	861,937	0.08%	-29.24%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2004	0.10%	649,438	9.989249	6,487,398	1.79%	10.53%
2003	0.10%	659,883	9.037627	5,963,776	1.53%	28.23%
2002	0.10%	658,445	7.047709	4,640,529	1.31%	-22.44%
2001	0.10%	322,825	9.086757	2,933,432	1.15%	-12.27%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.10%	19,260	13.515730	260,313	1.31%	5.65%
2004	0.10%	19,522	12.792683	249,739	1.66%	11.27%
2003	0.10%	19,757	11.496883	227,144	1.24%	30.09%
2002	0.10%	20,224	8.837687	178,733	1.64%	-17.08%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2004	0.10%	1,004,222	8.745297	8,782,220	0.16%	3.16%
2003	0.10%	1,019,800	8.477377	8,645,229	0.20%	32.65%
2002	0.10%	1,034,993	6.390869	6,614,505	0.13%	-30.27%
2001	0.10%	769,450	9.164946	7,051,968	0.00%	-17.81%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2004	0.10%	213,496	13.886189	2,964,646	5.44%	3.16%
2003	0.10%	216,645	13.460973	2,916,252	2.97%	1.90%
2002	0.10%	219,638	13.210181	2,901,458	4.39%	10.87%
2001	0.10%	701,232	11.914756	8,355,008	5.64%	7.15%

Gartmore GVIT – Money Market Fund – Class I
2004	0.10%	1,161,966	11.623489	13,506,099	0.76%	0.71%
2003	0.10%	1,177,112	11.541477	13,585,611	0.62%	0.52%
2002	0.10%	1,201,994	11.481201	13,800,335	1.67%	1.11%
2001	0.10%	650,549	11.355131	7,387,069	3.90%	3.50%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2004	0.10%	6,132	14.262059	87,455	5.20%	6.43%
2003	0.10%	6,204	13.400762	83,138	5.42%	12.00%
2002	0.10%	6,306	11.964522	75,448	5.16%	7.10%
2001	0.10%	6,853	11.171361	76,557	3.64%	4.08%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2004	0.10%	197,354	10.160839	2,005,282	0.88%	0.79%
2003	0.10%	199,733	10.081195	2,013,547	0.71%	0.61%
2002	0.10%	204,291	10.020530	2,047,104	0.29%	0.21%	10/21/02

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – International Growth Portfolio – Service Shares
2002	0.10%	19,156	$4.689573	$89,833	0.65%	-25.83%
2001	0.10%	19,353	6.322889	122,367	0.69%	-23.51%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2004	0.10%	84,814	12.192566	1,034,100	0.13%	15.70%
2003	0.10%	86,143	10.538218	907,794	0.83%	31.63%
2002	0.10%	87,360	8.005967	699,401	0.68%	-26.52%
2001	0.10%	85,302	10.895640	929,420	0.33%	-1.61%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2004	0.10%	290,464	10.949589	3,180,461	0.00%	19.66%
2003	0.10%	294,600	9.150815	2,695,830	0.00%	25.46%
2002	0.10%	299,938	7.293537	2,187,609	0.63%	-27.86%
2001	0.10%	316,324	10.110661	3,198,245	1.18%	-31.34%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2004	0.10%	267,980	11.760631	3,151,614	0.29%	6.83%
2003	0.10%	272,222	11.008811	2,996,841	0.40%	30.81%
2002	0.10%	276,368	8.415727	2,325,838	0.60%	-26.93%
2001	0.10%	228,318	11.517595	2,629,674	0.62%	-12.66%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.20%)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2004	0.20%	47,746	14.735953	703,583	0.93%	11.24%

American Century VP – International Fund – Class I
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2004	0.20%	238,398	8.870661	2,114,748	0.49%	14.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2004	0.20%	165,324	12.820499	2,119,536	0.79%	21.64%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2004	0.20%	871,294	10.206598	8,892,948	1.79%	10.42%
2003	0.20%	485,834	9.243500	4,490,807	1.53%	28.11%
2002	0.20%	495,647	7.215457	3,576,320	1.31%	-22.52%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2004	0.20%	35,860	9.936435	356,321	1.46%	4.84%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2004	0.20%	3,798	15.377151	58,402	0.97%	19.78%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.20%	268,080	12.221305	3,276,287	1.31%	5.55%
2004	0.20%	116,278	11.579043	1,346,388	1.66%	11.16%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.20%	3,430	9.100356	31,214	0.38%	5.46%
2004	0.20%	3,528	8.629025	30,443	0.16%	3.06%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2004	0.20%	19,072	10.840230	206,745	1.10%	13.26%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2004	0.20%	101,744	14.797053	1,505,511	0.77%	18.29%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2004	0.20%	114,906	13.473852	1,548,226	0.84%	15.50%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.20%	50,238	12.515914	628,774	3.64%	3.06%
2004	0.20%	123,652	12.144574	1,501,701	5.44%	3.06%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.20%	767,630	$11.245204	$8,632,156	2.11%	2.34%
2004	0.20%	407,572	10.988290	4,478,519	2.29%	8.27%

Gartmore GVIT – Money Market Fund – Class I
2003	0.20%	1,237,228	10.399136	12,866,102	0.62%	0.42%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2004	0.20%	85,042	10.818197	920,001	1.21%	9.53%

Gartmore GVIT – Small Company Fund: Class I
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2004	0.20%	120,128	13.615456	1,635,597	0.00%	18.78%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2004	0.20%	18,614	10.936423	203,571	0.13%	15.58%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2004	0.20%	15,354	8.669461	133,111	0.00%	19.54%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2004	0.20%	284,034	9.289705	2,638,592	0.29%	6.72%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2004	0.20%	1,073,616	11.339186	12,173,932	1.88%	4.67%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2004	0.20%	98,604	17.101898	1,686,316	0.00%	13.62%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2004	0.20%	104,780	14.465784	1,515,725	1.43%	14.39%

T. Rowe Price II – Mid Cap Growth Fund – II
2004	0.20%	224,428	16.643864	3,735,349	0.00%	17.82%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2004	0.20%	332,596	11.168856	3,714,717	0.00%	17.98%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2004	0.25%	312	14.537319	4,536	0.00%	10.79%
2003	0.25%	237	13.121262	3,110	0.07%	33.29%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2004	0.25%	18,980	14.718823	279,363	0.93%	11.18%
2003	0.25%	268,363	13.238290	3,552,667	0.00%	32.17%
2002	0.25%	189	10.015954	1,893	0.00%	0.16%	09/03/02

American Century VP – Balanced Fund – Class I
2005	0.25%	5,834	12.055445	70,331	2.08%	4.67%
2004	0.25%	37,018	11.517200	426,344	1.14%	9.50%
2003	0.25%	33,960	10.517618	357,178	2.44%	19.16%
2002	0.25%	19,978	8.826373	176,333	4.06%	-9.78%

American Century VP – Capital Appreciation Fund – Class I
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
2004	0.25%	103,872	11.714626	1,216,822	0.00%	7.32%
2003	0.25%	48,415	10.916046	528,500	0.00%	20.17%
2002	0.25%	25,544	9.083587	232,031	0.00%	-21.40%

American Century VP – Income & Growth Fund – Class I
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2004	0.25%	420,484	12.236925	5,145,431	1.42%	12.71%
2003	0.25%	441,398	10.856971	4,792,245	1.33%	29.03%
2002	0.25%	164,402	8.414316	1,383,330	0.92%	-19.57%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – International Fund – Class I
2005	0.25%	251,530	$11.981952	$3,013,820	1.15%	12.97%
2004	0.25%	364,388	10.606131	3,864,747	0.49%	14.64%
2003	0.25%	287,903	9.251932	2,663,659	0.75%	24.20%
2002	0.25%	448,747	7.449257	3,342,832	0.85%	-20.57%
2001	0.25%	99,643	9.378457	934,498	0.08%	-29.35%

American Century VP – Ultra® Fund – Class I
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2004	0.25%	1,144	11.037791	12,627	0.00%	10.40%
2003	0.25%	921	9.998079	9,208	0.00%	24.59%

American Century VP – Value Fund – Class I
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2004	0.25%	310,922	15.739280	4,893,688	1.05%	14.05%
2003	0.25%	326,659	13.800619	4,508,096	1.15%	28.64%
2002	0.25%	543,488	10.728386	5,830,749	0.89%	-12.84%
2001	0.25%	61,779	12.308603	760,413	2.06%	12.54%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
2004	0.25%	23,960	15.763932	377,704	0.00%	25.33%
2003	0.25%	5,295	12.578424	66,603	0.00%	29.69%

Calvert VS – Social Equity Portfolio
2005	0.25%	288	13.973029	4,024	0.06%	4.28%

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
2004	0.25%	23,348	9.698794	226,447	0.00%	17.69%
2003	0.25%	36,710	8.240624	302,513	0.00%	47.29%
2002	0.25%	28,304	5.594896	158,358	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
2004	0.25%	3,020	9.481681	28,635	0.65%	14.46%
2003	0.25%	10,498	8.284148	86,967	0.26%	32.76%
2002	0.25%	6,627	6.240010	41,353	0.00%	-20.10%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%
2004	0.25%	11,184	12.272183	137,252	0.58%	11.07%
2003	0.25%	14,955	11.049535	165,246	0.68%	24.85%
2002	0.25%	20,320	8.850153	179,835	1.58%	-23.29%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
2004	0.25%	119,238	9.766503	1,164,538	0.00%	10.59%
2003	0.25%	194,729	8.831040	1,719,660	0.00%	48.18%
2002	0.25%	60,738	5.959804	361,987	0.00%	-33.86%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.25%	52	16.292721	847	0.03%	8.90%
2003	0.25%	34,437	13.102225	451,201	2.38%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2004	0.25%	3,590	12.803427	45,964	0.79%	21.58%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2004	0.25%	2,256,426	11.523227	26,001,309	1.79%	10.36%
2003	0.25%	2,068,013	10.441111	21,592,353	1.53%	28.04%
2002	0.25%	1,232,421	8.154376	10,049,624	1.31%	-22.56%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
2004	0.25%	19,508	9.364044	182,674	0.38%	5.95%
2003	0.25%	38,530	8.838565	340,550	0.11%	25.69%
2002	0.25%	31,863	7.032114	224,064	0.20%	-29.12%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.25%	80,674	$12.050745	$972,182	0.02%	4.12%
2004	0.25%	117,040	11.574140	1,354,637	1.46%	4.78%
2003	0.25%	224,737	11.045756	2,482,390	0.76%	20.87%
2002	0.25%	439,969	9.138785	4,020,782	0.68%	-16.92%
2001	0.25%	81,810	11.000259	899,931	1.41%	-9.54%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
2004	0.25%	58,084	9.670082	561,677	1.28%	7.20%
2003	0.25%	80,448	9.020649	725,693	0.90%	26.25%
2002	0.25%	33,735	7.144829	241,031	0.79%	-25.51%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
2004	0.25%	27,262	15.359280	418,725	0.97%	19.72%
2003	0.25%	20,411	12.829044	261,854	1.91%	36.02%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2004	0.25%	123,254	13.758938	1,695,844	4.32%	3.36%
2003	0.25%	219,801	13.311504	2,925,882	3.73%	4.38%
2002	0.25%	80,161	12.752372	1,022,243	3.08%	9.03%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2003	0.25%	24,845	10.332655	256,715	1.09%	30.00%
2002	0.25%	12,039	7.947917	95,685	1.59%	-17.15%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%
2004	0.25%	69,542	8.163013	567,672	0.26%	3.12%
2003	0.25%	583,926	7.916010	4,622,364	0.27%	32.52%
2002	0.25%	657,216	5.973595	3,925,942	0.27%	-30.28%

Fidelity® VIP – High Income Portfolio: Initial Class
2004	0.25%	10,864	12.623850	137,146	9.22%	9.32%
2003	0.25%	218,094	11.547696	2,518,483	5.94%	26.95%
2002	0.25%	157,634	9.096470	1,433,913	11.84%	3.19%
2001	0.25%	17,011	8.815683	149,964	0.00%	-11.84%	01/02/01

Fidelity® VIP – Overseas Portfolio: Initial Class
2004	0.25%	55,434	10.182861	564,477	1.12%	13.35%
2003	0.25%	180,429	8.983417	1,620,869	0.53%	43.01%
2002	0.25%	61,653	6.281639	387,282	1.22%	-20.48%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.25%	212,674	13.551510	2,882,054	1.31%	5.49%
2004	0.25%	216,278	12.845734	2,778,250	1.66%	11.10%
2003	0.25%	225,660	11.561882	2,609,054	1.24%	29.89%
2002	0.25%	128,998	8.900967	1,148,207	1.64%	-17.20%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2004	0.25%	747,488	11.422418	8,538,120	0.16%	3.01%
2003	0.25%	744,778	11.089106	8,258,922	0.20%	32.45%
2002	0.25%	105,881	8.372313	886,469	0.13%	-30.37%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2004	0.25%	208,098	9.421875	1,960,673	9.51%	9.19%
2003	0.25%	225,045	8.628552	1,941,812	8.69%	26.65%
2002	0.25%	202,059	6.812756	1,376,579	8.16%	3.36%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2004	0.25%	267,844	11.006499	2,948,025	1.10%	13.20%
2003	0.25%	231,142	9.722686	2,247,321	0.85%	42.85%
2002	0.25%	180,948	6.806371	1,231,599	0.80%	-20.54%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
2004	0.25%	856,436	10.969116	9,394,346	1.56%	5.21%
2003	0.25%	331,284	10.426372	3,454,090	3.44%	17.68%
2002	0.25%	264,838	8.859897	2,346,437	6.02%	-8.96%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.25%	28,138	$14.079448	$396,168	0.29%	16.65%
2004	0.25%	30,156	12.070285	363,992	0.32%	15.19%
2003	0.25%	51,152	10.478748	536,009	0.34%	28.14%
2002	0.25%	29,791	8.177385	243,612	1.05%	-9.58%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2004	0.25%	257,976	15.216289	3,925,437	0.36%	15.05%
2003	0.25%	549,404	13.225654	7,266,227	0.35%	28.03%
2002	0.25%	197,400	10.329955	2,039,133	0.78%	-9.65%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2003	0.25%	94,088	8.944397	841,560	0.88%	29.55%
2002	0.25%	123,821	6.904305	854,898	1.09%	-22.04%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2004	0.25%	178,546	8.875680	1,584,717	0.37%	6.79%
2003	0.25%	109,290	8.311178	908,329	0.68%	29.34%
2002	0.25%	47,312	6.425970	304,025	0.59%	-22.11%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2004	0.25%	15,102	13.416717	202,619	0.00%	13.70%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2004	0.25%	93,558	14.779865	1,382,775	0.77%	18.23%
2003	0.25%	42,677	12.500683	533,492	1.42%	31.88%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2004	0.25%	95,542	17.575168	1,679,167	0.84%	15.44%
2003	0.25%	40,399	15.224120	615,039	0.48%	34.31%
2002	0.25%	28,162	11.334653	319,206	0.40%	-15.51%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%
2004	0.25%	6,104	13.826171	84,395	0.51%	20.44%
2003	0.25%	187	11.479519	2,147	0.00%	64.85%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2004	0.25%	69,416	13.583306	942,899	6.72%	9.82%
2003	0.25%	118,799	12.368539	1,469,370	7.88%	21.97%
2002	0.25%	32,758	10.140967	332,198	6.71%	2.97%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
2004	0.25%	388	14.729262	5,715	1.89%	20.69%
2003	0.25%	44	12.204124	537	5.11%	41.10%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
2004	0.25%	234	12.214711	2,858	0.00%	7.59%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
2004	0.25%	8,328	3.159750	26,314	0.00%	4.05%
2003	0.25%	5,272	3.036698	16,009	0.00%	54.84%
2002	0.25%	75,752	1.961141	148,560	0.00%	-42.92%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.25%	270	14.758947	3,985	0.47%	6.12%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2004	0.25%	739,432	14.489288	10,713,843	5.44%	3.00%
2003	0.25%	1,071,165	14.066694	15,067,750	2.97%	1.75%
2002	0.25%	2,395,247	13.825336	33,115,095	4.39%	10.71%
2001	0.25%	109,436	12.488292	1,366,669	5.64%	6.99%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Growth Fund – Class I
2005	0.25%	41,652	$6.605102	$275,116	0.08%	6.24%
2004	0.25%	28,898	6.217435	179,671	0.11%	7.89%
2003	0.25%	140,404	5.762938	809,140	0.02%	32.41%
2002	0.25%	118,799	4.352418	517,063	0.00%	-28.90%

Gartmore GVIT – International Growth Fund: Class I
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2004	0.25%	332,060	10.765587	3,574,821	2.29%	8.22%
2003	0.25%	302,735	9.947843	3,011,560	2.19%	18.12%
2002	0.25%	86,784	8.421910	730,887	1.80%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
2004	0.25%	75,540	11.508706	869,368	0.00%	15.05%
2003	0.25%	71,540	10.003212	715,630	0.00%	39.79%
2002	0.25%	46,799	7.156130	334,900	0.00%	-37.17%

Gartmore GVIT – Money Market Fund – Class I
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
2004	0.25%	843,680	12.033310	10,152,263	0.76%	0.56%
2003	0.25%	694,925	11.966375	8,315,733	0.62%	0.37%
2002	0.25%	194,096	11.921779	2,313,970	1.67%	0.96%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
2004	0.25%	88,244	10.679350	942,389	1.21%	9.48%
2003	0.25%	99,546	9.754873	971,059	0.58%	27.19%
2002	0.25%	89,572	7.669285	686,953	0.75%	-17.56%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.25%	60,484	9.391261	568,021	0.04%	38.46%
2002	0.25%	44,591	6.782590	302,442	0.03%	-25.55%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.25%	79,118	16.548582	1,309,291	0.00%	7.82%
2004	0.25%	273,266	15.348222	4,194,147	0.00%	13.13%
2003	0.25%	235,314	13.566592	3,192,409	0.00%	33.93%
2002	0.25%	198,097	10.129586	2,006,641	0.00%	-33.45%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2004	0.25%	287,112	20.677651	5,936,802	0.00%	17.01%
2003	0.25%	206,506	17.672379	3,649,452	0.00%	56.46%
2002	0.25%	300,189	11.294975	3,390,627	0.01%	-27.34%
2001	0.25%	65,785	15.545961	1,022,691	0.04%	27.96%

Gartmore GVIT – Small Company Fund: Class I
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2004	0.25%	365,202	18.131930	6,621,817	0.00%	18.73%
2003	0.25%	323,465	15.272205	4,940,024	0.00%	40.66%
2002	0.25%	357,379	10.857469	3,880,231	0.00%	-17.54%
2001	0.25%	31,468	13.166162	414,313	0.15%	-6.94%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.25%	161	3.309832	533	0.00%	50.59%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
2004	0.25%	404	13.974657	5,646	0.00%	12.13%
2003	0.25%	85	12.463103	1,059	0.00%	51.76%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
2004	0.25%	157,438	14.103672	2,220,454	5.20%	6.27%
2003	0.25%	163,122	13.271836	2,164,928	5.42%	11.84%
2002	0.25%	30,699	11.867197	364,311	5.16%	6.94%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.25%	7,630	$11.669684	$89,040	1.62%	3.99%
2004	0.25%	6,650	11.222233	74,628	1.34%	17.21%
2003	0.25%	5,386	9.574848	51,570	1.37%	31.11%
2002	0.25%	795	7.303175	5,806	1.49%	-25.33%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
2004	0.25%	9,180	10.511783	96,498	0.00%	15.38%
2003	0.25%	4,702	9.110845	42,839	0.00%	35.72%
2002	0.25%	3,114	6.713015	20,904	1.98%	-25.58%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2004	0.25%	4,352,894	10.127388	44,083,446	0.88%	0.64%
2003	0.25%	5,055,493	10.063117	50,874,018	0.71%	0.45%
2002	0.25%	3,005,382	10.017601	30,106,718	0.29%	0.18%	10/21/02

Gartmore GVIT ID II – Aggressive Fund – Class II
2003	0.25%	158	10.933839	1,728	1.49%	31.54%

Gartmore GVIT ID II – Conservative Fund – Class II
2004	0.25%	28,254	11.266714	318,330	2.32%	4.39%
2003	0.25%	28,851	10.792806	311,383	3.07%	7.64%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2004	0.25%	86,964	11.931529	1,037,613	4.67%	9.26%
2003	0.25%	157	10.920096	1,714	2.03%	19.75%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2003	0.25%	157	10.949354	1,719	1.63%	26.33%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2003	0.25%	156	10.910488	1,702	2.43%	13.41%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
2004	0.25%	165,892	15.891856	2,636,332	0.58%	25.57%
2003	0.25%	16,236	12.655709	205,478	1.17%	28.07%

Janus AS – Balanced Portfolio – Service Shares
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2004	0.25%	93,022	12.301545	1,144,314	2.23%	8.02%
2003	0.25%	94,676	11.387925	1,078,163	2.00%	13.44%
2002	0.25%	40,005	10.038914	401,607	2.14%	0.39%	09/03/02

Janus AS – Forty Portfolio – Service Shares
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2004	0.25%	34,622	7.583386	262,552	0.01%	17.67%
2003	0.25%	193,417	6.444456	1,246,467	0.21%	19.93%
2002	0.25%	240,176	5.373376	1,290,556	0.32%	-16.14%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%
2004	0.25%	197,930	3.546168	701,893	0.00%	0.32%
2003	0.25%	236,572	3.535026	836,288	0.00%	46.11%
2002	0.25%	197,466	2.419456	477,760	0.00%	-41.08%

Janus AS – International Growth Portfolio – Service Shares
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2004	0.25%	85,384	7.417926	633,372	0.81%	18.39%
2003	0.25%	56,008	6.265664	350,927	1.04%	34.20%
2002	0.25%	42,104	4.668998	196,583	0.65%	-25.94%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
2004	0.25%	53,262	14.542707	774,574	0.00%	12.34%

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2004	0.25%	46,276	7.971477	368,888	0.00%	16.31%
2003	0.25%	96,290	6.853558	659,929	0.00%	31.07%
2002	0.25%	40,557	5.228846	212,066	0.00%	-31.34%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.25%	90,620	$12.794029	$1,159,395	0.18%	8.12%
2004	0.25%	90,890	11.833049	1,075,506	0.13%	15.53%
2003	0.25%	97,420	10.242831	997,857	0.83%	31.43%
2002	0.25%	18,457	7.793221	143,839	0.68%	-26.63%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2003	0.25%	706	11.596366	8,187	3.97%	2.17%
2002	0.25%	21,357	11.350244	242,407	9.00%	5.08%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%
2004	0.25%	103,072	12.582197	1,296,872	0.00%	16.02%
2003	0.25%	109,829	10.845085	1,191,105	0.00%	27.75%
2002	0.25%	65,076	8.489245	552,446	0.00%	-29.52%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2004	0.25%	139,126	11.794154	1,640,873	0.02%	18.68%
2003	0.25%	548,969	9.937929	5,455,615	0.00%	34.75%
2002	0.25%	316,104	7.375034	2,331,278	0.67%	-24.33%
2001	0.25%	62,408	9.746550	608,263	0.66%	-3.07%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
2004	0.25%	162	14.009370	2,270	0.00%	11.60%
2003	0.25%	14,408	12.553503	180,871	0.00%	24.75%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2004	0.25%	429,564	11.621370	4,992,122	0.00%	19.48%
2003	0.25%	320,894	9.726809	3,121,275	0.00%	25.28%
2002	0.25%	149,104	7.764240	1,157,679	0.63%	-27.97%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
2004	0.25%	400,854	13.300944	5,331,737	0.29%	6.67%
2003	0.25%	330,090	12.469347	4,116,007	0.40%	30.62%
2002	0.25%	310,569	9.546535	2,964,858	0.60%	-27.04%
2001	0.25%	49,259	13.084853	644,547	0.62%	-12.80%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
2004	0.25%	66,624	11.073978	737,793	1.96%	18.87%
2003	0.25%	4,381	9.316393	40,815	0.99%	42.66%
2002	0.25%	26,889	6.530337	175,594	0.59%	-22.33%

Oppenheimer Funds – Main Street Fund® /VA – Initial Class
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%
2004	0.25%	29,538	9.903052	292,516	0.93%	9.19%
2003	0.25%	33,073	9.069907	299,969	0.75%	26.40%
2002	0.25%	17,824	7.175431	127,895	0.69%	-19.00%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
2004	0.25%	93,010	12.566277	1,168,789	1.25%	9.83%
2003	0.25%	62,221	11.441957	711,930	2.69%	24.65%
2002	0.25%	29,567	9.179615	271,414	3.42%	-10.63%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
2004	0.25%	115,260	13.008289	1,499,335	4.96%	5.23%
2003	0.25%	76,473	12.361877	945,350	5.96%	6.51%
2002	0.25%	70,841	11.605998	822,181	6.25%	8.81%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2004	0.25%	379,246	10.565271	4,006,837	1.06%	1.58%
2003	0.25%	2,471,858	10.400435	25,708,398	1.31%	2.09%
2002	0.25%	241,735	10.187617	2,462,704	0.17%	1.88%	09/03/02

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.25%	252,714	$12.445521	$3,145,157	2.94%	1.82%
2004	0.25%	103,544	12.223233	1,265,642	1.02%	8.62%
2003	0.25%	34,984	11.253423	393,690	2.65%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2004	0.25%	398,986	11.325918	4,518,883	1.88%	4.62%
2003	0.25%	50,980	10.825824	551,901	2.81%	4.78%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.25%	430	15.044787	6,469	5.80%	1.69%
2004	0.25%	12,464	14.794578	184,400	5.52%	7.79%
2003	0.25%	38,913	13.725038	534,082	7.87%	32.45%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2004	0.25%	156,340	17.082044	2,670,607	0.00%	13.56%
2003	0.25%	174,290	15.042113	2,621,690	0.00%	48.79%
2002	0.25%	31,864	10.109520	322,130	0.00%	1.10%	09/03/02

Strong VIF – Strong International Stock Fund II
2002	0.25%	779	5.427838	4,228	3.98%	-26.73%

T. Rowe Price – New America Growth Portfolio
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2004	0.25%	190,758	14.448971	2,756,257	1.43%	14.33%
2003	0.25%	60,983	12.637920	770,698	1.61%	24.86%
2002	0.25%	15,768	10.121829	159,601	0.00%	1.22%	09/03/02

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2004	0.25%	151,418	16.624542	2,517,255	0.00%	17.76%
2003	0.25%	163,581	14.117448	2,309,346	0.00%	37.75%
2002	0.25%	146,130	10.248778	1,497,654	0.00%	2.49%	09/03/02

Van Eck WIT – Worldwide Bond Fund – Initial Class
2003	0.25%	1,328	13.398966	17,794	1.41%	17.87%
2002	0.25%	1,525	11.367774	17,336	0.00%	21.35%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
2004	0.25%	20,576	13.435652	276,452	0.85%	25.58%
2003	0.25%	23,844	10.699174	255,111	0.11%	53.80%
2002	0.25%	18,192	6.956422	126,551	0.21%	-3.14%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%
2004	0.25%	5,464	14.234866	77,779	1.04%	23.92%
2003	0.25%	30,097	11.510500	346,432	0.45%	44.72%
2002	0.25%	21,336	7.953846	169,703	0.71%	-3.08%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
2004	0.25%	7,960	16.269408	129,504	7.05%	9.79%
2003	0.25%	25,519	14.819043	378,167	0.00%	27.55%
2002	0.25%	7,970	11.618658	92,601	11.04%	8.95%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
2004	0.25%	162,820	7.204463	1,173,031	0.00%	21.29%
2003	0.25%	18,020	5.939719	107,034	0.00%	41.41%
2002	0.25%	6,784	4.200344	28,495	0.00%	-31.33%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2004	0.25%	145,214	21.093147	3,063,020	1.54%	36.05%
2003	0.25%	165,337	15.503467	2,563,297	0.00%	37.17%
2002	0.25%	77,541	11.302528	876,409	3.37%	-1.03%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.25%	1,646	$16.667162	$27,434	0.00%	8.00%
2004	0.25%	11,836	15.432167	182,655	0.00%	15.43%
2003	0.25%	16,721	13.369301	223,548	0.00%	39.08%
2002	0.25%	3,644	9.612684	35,029	0.00%	-12.24%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
2004	0.25%	191,888	11.142802	2,138,170	0.00%	17.93%
2003	0.25%	200,633	9.449055	1,895,792	0.09%	36.66%
2002	0.25%	449,933	6.914071	3,110,869	0.33%	-27.00%
2001	0.25%	98,866	9.471507	936,410	0.66%	-3.94%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Fee Tier – (0.40%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
2004	0.40%	162	14.486704	2,347	0.00%	10.63%
2003	0.40%	74	13.095200	969	0.07%	33.09%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
2004	0.40%	550	14.667608	8,067	0.93%	11.02%
2003	0.40%	12,315	13.212012	162,706	0.00%	31.97%

American Century VP – Balanced Fund – Class I
2002	0.40%	5,935	8.799999	52,228	4.06%	-9.92%
2001	0.40%	60,611	9.768970	592,107	4.81%	-2.31%	01/02/01

American Century VP – Capital Appreciation Fund – Class I
2002	0.40%	16,516	8.625662	142,461	0.00%	-21.52%
2001	0.40%	71,775	10.990234	788,824	0.00%	-22.88%	01/02/01

American Century VP – Income & Growth Fund – Class I
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
2004	0.40%	3,126	12.115153	37,872	1.42%	12.54%
2003	0.40%	8,878	10.765053	95,572	1.33%	28.84%
2002	0.40%	345,427	8.355578	2,886,242	0.92%	-19.69%
2001	0.40%	441,129	10.404509	4,589,731	0.80%	-8.72%

American Century VP – International Fund – Class I
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%
2004	0.40%	5,644	10.500552	59,265	0.49%	14.47%
2003	0.40%	353,253	9.173579	3,240,594	0.75%	24.01%
2002	0.40%	870,283	7.397247	6,437,698	0.85%	-20.69%
2001	0.40%	2,019,244	9.326990	18,833,469	0.08%	-29.46%

American Century VP – Ultra® Fund – Class I
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
2004	0.40%	360	10.993709	3,958	0.00%	10.23%
2003	0.40%	221	9.973091	2,204	0.00%	24.40%

American Century VP – Value Fund – Class I
2003	0.40%	10,857	13.683795	148,565	1.15%	28.44%
2002	0.40%	244,223	10.653510	2,601,832	0.89%	-12.97%
2001	0.40%	540,885	12.241061	6,621,006	2.06%	12.37%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
2004	0.40%	378	15.709055	5,938	0.00%	25.14%

Calvert VS – Social Equity Portfolio
2002	0.40%	292,051	10.280692	3,002,486	0.00%	2.81%	09/03/02

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	25,444	5.555805	141,362	0.00%	-34.42%
2001	0.40%	60,385	8.471776	511,568	0.00%	-28.92%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	6,909	6.196425	42,811	0.00%	-20.22%
2001	0.40%	23,360	7.767318	181,445	0.00%	-22.59%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	44	$10.955988	$482	0.68%	24.66%
2002	0.40%	5,870	8.788383	51,588	1.58%	-23.40%
2001	0.40%	9,126	11.473418	104,706	0.00%	0.54%

Credit Suisse Trust – Small Cap Growth Portfolio
2002	0.40%	19,423	5.941951	115,411	0.00%	-33.96%
2001	0.40%	623,977	8.996921	5,613,872	0.00%	-10.03%	01/02/01

Dreyfus IP – European Equity Portfolio
2001	0.40%	368	9.025727	3,321	0.96%	-28.42%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.40%	104	13.620186	1,416	0.00%	6.81%
2004	0.40%	122	12.752292	1,556	0.79%	21.40%
2003	0.40%	879	10.504526	9,233	0.04%	37.23%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
2004	0.40%	13,608	11.408542	155,247	1.79%	10.20%
2003	0.40%	999,962	10.352696	10,352,303	1.53%	27.85%
2002	0.40%	1,276,399	8.097446	10,335,572	1.31%	-22.67%
2001	0.40%	4,387,066	10.471621	45,939,692	1.15%	-12.53%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2003	0.40%	184	8.763701	1,613	0.11%	25.50%
2002	0.40%	9,331	6.983004	65,158	0.20%	-29.23%
2001	0.40%	49,368	9.867078	487,118	0.08%	-22.89%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
2004	0.40%	7,182	11.458946	82,298	1.46%	4.63%
2003	0.40%	19,784	10.952239	216,679	0.76%	20.69%
2002	0.40%	171,507	9.074997	1,556,426	0.68%	-17.05%
2001	0.40%	1,262,700	10.939900	13,813,812	1.41%	-9.67%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2002	0.40%	6,877	7.123450	48,988	0.79%	-25.63%
2001	0.40%	67,090	9.577914	642,582	1.11%	-4.22%	01/02/01

Dreyfus VIF – International Value Portfolio – Initial Shares
2003	0.40%	42	12.803571	538	1.91%	35.81%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
2004	0.40%	2,250	13.642560	30,696	4.32%	3.21%
2003	0.40%	26,065	13.218733	344,546	3.73%	4.23%
2002	0.40%	67,406	12.682507	854,877	3.08%	8.87%
2001	0.40%	87,721	11.649181	1,021,878	1.06%	7.58%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2002	0.40%	580	7.924138	4,596	1.59%	-17.28%
2001	0.40%	50,510	9.579298	483,850	0.00%	-4.21%	01/02/01

Fidelity® VIP – Growth Portfolio: Initial Class
2002	0.40%	13,636	5.955709	81,212	0.27%	-30.38%
2001	0.40%	782,177	8.555147	6,691,639	0.00%	-14.45%	01/02/01

Fidelity® VIP – High Income Portfolio: Initial Class
2002	0.40%	9,669	9.069304	87,691	11.84%	3.03%
2001	0.40%	231,589	8.802536	2,038,571	0.00%	-11.97%	01/02/01

Fidelity® VIP – Overseas Portfolio: Initial Class
2001	0.40%	329,072	7.887510	2,595,559	0.00%	-21.12%	01/02/01

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.40%	1,464	13.396579	19,613	1.31%	5.34%
2004	0.40%	1,272	12.717880	16,177	1.66%	10.94%
2003	0.40%	314,880	11.463982	3,609,779	1.24%	29.70%
2002	0.40%	283,577	8.838834	2,506,490	1.64%	-17.33%
2001	0.40%	348,625	10.691577	3,727,351	1.83%	-5.47%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Growth Portfolio: Service Class
2005	0.40%	5,290	$11.902677	$62,965	0.38%	5.25%
2004	0.40%	4,946	11.308717	55,933	0.16%	2.85%
2003	0.40%	73,719	10.995198	810,555	0.20%	32.25%
2002	0.40%	810,618	8.313850	6,739,356	0.13%	-30.48%
2001	0.40%	776,074	11.958538	9,280,710	0.00%	-18.06%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
2004	0.40%	2,444	9.328110	22,798	9.51%	9.03%
2003	0.40%	43,065	8.555502	368,443	8.69%	26.46%
2002	0.40%	199,930	6.765203	1,352,567	8.16%	3.20%
2001	0.40%	165,596	6.555148	1,085,506	31.36%	-12.25%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%
2004	0.40%	4,804	10.896942	52,349	1.10%	13.03%
2003	0.40%	49,020	9.640353	472,570	0.85%	42.63%
2002	0.40%	273,526	6.758846	1,848,720	0.80%	-20.66%
2001	0.40%	396,195	8.518959	3,375,169	4.88%	-21.59%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2002	0.40%	25,075	8.833425	221,498	6.02%	-9.09%
2001	0.40%	930,387	9.716913	9,040,490	0.00%	-2.83%	01/02/01

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2002	0.40%	6,139	8.152920	50,051	1.05%	-9.71%
2001	0.40%	141,885	9.029797	1,281,193	0.00%	-9.70%	01/02/01

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
2004	0.40%	3,508	15.064815	52,847	0.36%	14.88%
2003	0.40%	26,935	13.113640	353,216	0.35%	27.84%
2002	0.40%	345,102	10.257824	3,539,996	0.78%	-9.79%
2001	0.40%	486,210	11.370566	5,528,483	0.64%	-12.71%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2001	0.40%	103,589	8.842970	916,034	0.00%	-11.57%	01/02/01

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.40%	636	9.527944	6,060	0.80%	8.43%
2004	0.40%	4,350	8.787333	38,225	0.37%	6.63%
2003	0.40%	22,412	8.240791	184,693	0.68%	29.14%
2002	0.40%	128,782	6.381088	821,769	0.59%	-22.23%
2001	0.40%	248,120	8.204875	2,035,794	0.35%	-14.78%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.40%	12	13.649958	164	0.00%	2.15%
2004	0.40%	176	13.363171	2,352	0.00%	13.53%
2002	0.40%	3,768	7.489405	28,220	0.00%	-25.11%	05/01/02

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
2004	0.40%	1,780	14.728417	26,217	0.77%	18.06%
2003	0.40%	47,616	12.475864	594,051	1.42%	31.68%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
2004	0.40%	122	17.400194	2,123	0.84%	15.27%
2003	0.40%	648	15.095175	9,782	0.48%	34.11%
2002	0.40%	31,370	11.255500	353,085	0.40%	-15.64%
2001	0.40%	93,948	13.342471	1,253,498	0.80%	-1.70%

Gartmore GVIT – Emerging Markets Fund: Class I
2003	0.40%	23	11.423706	263	0.00%	64.60%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
2004	0.40%	1,584	13.448117	21,302	6.72%	9.66%
2003	0.40%	20,240	12.263819	248,220	7.88%	21.78%
2002	0.40%	61,831	10.070195	622,650	6.71%	2.81%
2001	0.40%	202,186	9.794650	1,980,341	12.12%	3.80%

Gartmore GVIT – Global Financial Services Fund: Class I
2003	0.40%	5	12.173639	61	5.11%	40.89%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Technology and Communications Fund: Class I
2003	0.40%	45	$3.021924	$136	0.00%	54.61%
2002	0.40%	30,525	1.954523	59,662	0.00%	-43.01%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
2004	0.40%	3,174	14.345081	45,531	5.44%	2.85%
2003	0.40%	276,537	13.947593	3,857,026	2.97%	1.59%
2002	0.40%	2,956,051	13.728864	40,583,222	4.39%	10.54%
2001	0.40%	4,296,504	12.419760	53,361,549	5.64%	6.82%

Gartmore GVIT – Growth Fund – Class I
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%
2004	0.40%	2,310	6.155504	14,219	0.11%	7.72%
2003	0.40%	336,262	5.714099	1,921,434	0.02%	32.21%
2002	0.40%	49,711	4.322008	214,851	0.00%	-29.01%
2001	0.40%	388,409	6.087822	2,364,565	0.00%	-28.42%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
2004	0.40%	844	10.658428	8,996	2.29%	8.06%
2003	0.40%	9,355	9.863609	92,274	2.19%	17.94%
2002	0.40%	68,208	8.363123	570,432	1.80%	-12.66%
2001	0.40%	270,829	9.575644	2,593,362	2.65%	-4.06%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2003	0.40%	7,736	9.918443	76,729	0.00%	39.58%
2002	0.40%	19,365	7.106122	137,610	0.00%	-37.27%
2001	0.40%	77,229	11.327538	874,814	0.00%	-30.59%

Gartmore GVIT – Money Market Fund – Class I
2003	0.40%	374,808	11.864684	4,446,978	0.62%	0.22%
2002	0.40%	2,605,904	11.838269	30,849,393	1.67%	0.81%
2001	0.40%	7,088,786	11.743544	83,247,470	3.90%	3.19%

Gartmore GVIT – Nationwide® Fund: Class I
2003	0.40%	121,505	9.672247	1,175,226	0.58%	27.00%
2002	0.40%	633,169	7.615719	4,822,037	0.75%	-17.68%
2001	0.40%	205,773	9.251754	1,903,761	0.49%	-12.17%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.40%	11	9.311693	102	0.04%	38.25%
2002	0.40%	16,892	6.735208	113,771	0.03%	-25.66%
2001	0.40%	87,806	9.059635	795,490	0.78%	-3.64%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.40%	682	16.384018	11,174	0.00%	7.66%
2004	0.40%	324	15.218321	4,931	0.00%	12.96%
2003	0.40%	3,860	13.471955	52,002	0.00%	33.73%
2002	0.40%	21,186	10.074004	213,428	0.00%	-33.55%
2001	0.40%	15,332	15.161271	232,453	0.00%	-11.20%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
2004	0.40%	536	20.471824	10,973	0.00%	16.83%
2003	0.40%	17,971	17.522719	314,901	0.00%	56.23%
2002	0.40%	145,946	11.216089	1,636,943	0.01%	-27.45%
2001	0.40%	436,136	15.460620	6,742,933	0.04%	27.76%

Gartmore GVIT – Small Company Fund: Class I
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%
2004	0.40%	10,366	17.951460	186,085	0.00%	18.55%
2003	0.40%	152,314	15.142892	2,306,474	0.00%	40.45%
2002	0.40%	319,526	10.781666	3,445,023	0.00%	-17.66%
2001	0.40%	713,457	13.093906	9,341,939	0.15%	-7.08%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.40%	20	3.293722	66	0.00%	50.36%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2003	0.40%	11	12.431976	137	0.00%	51.53%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2003	0.40%	1	$13.159481	$13	5.42%	11.67%
2002	0.40%	150,457	11.784392	1,773,044	5.16%	6.78%
2001	0.40%	125,046	11.036224	1,380,036	3.64%	3.77%

Gartmore GVIT – Van Kampen Value Fund – Class I
2003	0.40%	898	9.493770	8,525	1.37%	30.91%
2002	0.40%	4,068	7.252185	29,502	1.49%	-25.44%
2001	0.40%	34,435	9.726929	334,947	13.29%	-12.51%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2003	0.40%	22	9.033664	199	0.00%	35.52%
2002	0.40%	1,945	6.666122	12,966	1.98%	-25.69%
2001	0.40%	132,145	8.970354	1,185,387	1.71%	-19.14%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
2004	0.40%	16,318	10.093995	164,714	0.88%	0.49%
2003	0.40%	412,466	10.045042	4,143,238	0.71%	0.30%
2002	0.40%	2,205,085	10.014669	22,083,196	0.29%	0.15%	10/21/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.40%	206	12.464210	2,568	2.20%	4.92%

Goldman Sachs VIT – Mid Cap Value Fund
2003	0.40%	168,012	12.630569	2,122,087	1.17%	27.88%

Janus AS – Balanced Portfolio – Service Shares
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
2004	0.40%	158	12.258707	1,937	2.23%	7.86%
2003	0.40%	77	11.365300	875	2.00%	13.27%
2002	0.40%	19,826	10.033996	198,934	2.14%	0.34%	09/03/02

Janus AS – Forty Portfolio – Service Shares
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
2004	0.40%	1,190	7.527514	8,958	0.01%	17.50%
2003	0.40%	32,497	6.406568	208,194	0.21%	19.75%
2002	0.40%	97,497	5.349794	521,589	0.32%	-16.26%
2001	0.40%	419,473	6.388873	2,679,960	0.54%	-22.14%

Janus AS – Global Technology Portfolio – Service Shares
2003	0.40%	6,748	3.514240	23,714	0.00%	45.89%
2002	0.40%	109,443	2.408830	263,630	0.00%	-41.17%
2001	0.40%	147,511	4.094407	603,970	0.76%	-37.57%

Janus AS – International Growth Portfolio – Service Shares
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
2004	0.40%	2,008	7.363272	14,785	0.81%	18.21%
2003	0.40%	43,912	6.228826	273,520	1.04%	34.00%
2002	0.40%	160,475	4.648509	745,969	0.65%	-26.05%
2001	0.40%	173,301	6.286392	1,089,438	0.69%	-23.74%

JPMorgan IT – Mid Cap Growth Portfolio
2003	0.40%	54,174	12.919754	699,915	0.00%	26.64%

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2002	0.40%	5,625	5.213178	29,324	0.00%	-31.44%
2001	0.40%	124,202	7.603675	944,392	0.00%	-23.96%	01/02/01

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2003	0.40%	2,004	10.156098	20,353	0.83%	31.24%
2002	0.40%	91,943	7.738827	711,531	0.68%	-26.74%
2001	0.40%	135,015	10.563782	1,426,269	0.33%	-1.90%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2002	0.40%	13,152	11.316350	148,833	9.00%	4.92%
2001	0.40%	599,545	10.785897	6,466,631	7.59%	7.86%	01/02/01

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2003	0.40%	371,607	10.753194	3,995,962	0.00%	27.56%
2002	0.40%	66,544	8.429938	560,962	0.00%	-29.62%
2001	0.40%	80,698	11.978031	966,603	0.00%	-24.95%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.40%	124	$13.728969	$1,702	0.87%	17.58%
2004	0.40%	252	11.676716	2,943	0.02%	18.50%
2003	0.40%	5,347	9.853739	52,688	0.00%	34.55%
2002	0.40%	62,770	7.323519	459,697	0.67%	-24.45%
2001	0.40%	620,024	9.693032	6,009,912	0.66%	-3.22%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2004	0.40%	8	13.960609	112	0.00%	11.43%
2003	0.40%	442	12.528578	5,538	0.00%	24.56%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
2004	0.40%	12,654	11.505640	145,592	0.00%	19.30%
2003	0.40%	34,906	9.644393	336,647	0.00%	25.09%
2002	0.40%	347,561	7.709999	2,679,695	0.63%	-28.08%
2001	0.40%	466,261	10.720152	4,998,389	1.18%	-31.54%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2003	0.40%	145,672	12.363752	1,801,052	0.40%	30.42%
2002	0.40%	385,650	9.479881	3,655,916	0.60%	-27.15%
2001	0.40%	660,576	13.013036	8,596,099	0.62%	-12.93%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2003	0.40%	172,526	9.265284	1,598,502	0.99%	42.45%
2002	0.40%	58,355	6.504237	379,555	0.59%	-22.45%
2001	0.40%	258,325	8.386697	2,166,494	2.73%	-12.39%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2003	0.40%	844	8.993106	7,590	0.75%	26.21%
2002	0.40%	32,855	7.125335	234,103	0.69%	-19.12%
2001	0.40%	57,708	8.809927	508,403	0.52%	-10.52%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2002	0.40%	18,208	9.152173	166,643	3.42%	-10.76%
2001	0.40%	92,958	10.255584	953,339	6.64%	2.56%	01/02/01

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2002	0.40%	28,931	11.571334	334,770	6.25%	8.64%
2001	0.40%	193,237	10.650688	2,058,107	2.20%	6.51%	01/02/01

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
2004	0.40%	576	10.528355	6,064	1.06%	1.43%
2002	0.40%	44,486	10.182621	452,984	0.17%	1.83%	09/03/02

PIMCO VIT – Real Return Portfolio – Administrative Shares
2003	0.40%	47,106	11.230805	529,038	2.65%	8.42%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
2004	0.40%	28	11.286156	316	1.88%	4.46%
2003	0.40%	1,610,411	10.804064	17,398,984	2.81%	4.62%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2003	0.40%	588	13.697677	8,054	7.87%	32.26%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
2004	0.40%	3,408	17.022607	58,013	0.00%	13.39%
2003	0.40%	18,552	15.012271	278,508	0.00%	48.57%
2002	0.40%	56,216	10.104573	568,039	0.00%	1.05%	09/03/02

Strong VIF – Strong International Stock Fund II
2001	0.40%	38,838	7.139083	277,268	0.00%	-21.09%	01/02/01

T. Rowe Price II – Equity Income Portfolio – II
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
2004	0.40%	1,076	14.398668	15,493	1.43%	14.16%
2003	0.40%	114,138	12.612824	1,439,603	1.61%	24.67%
2002	0.40%	19,349	10.116880	195,752	0.00%	1.17%	09/03/02

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
2004	0.40%	762	16.566668	12,624	0.00%	17.58%
2003	0.40%	654	14.089414	9,214	0.00%	37.54%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Bond Fund – Initial Class
2002	0.40%	939	$11.333817	$10,642	0.00%	21.17%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2003	0.40%	3,429	10.608507	36,377	0.11%	53.57%
2002	0.40%	21,479	6.907806	148,373	0.21%	-3.29%
2001	0.40%	56,168	7.142729	401,193	0.00%	-2.20%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2003	0.40%	584	11.413041	6,665	0.45%	44.50%
2002	0.40%	4,697	7.898317	37,098	0.71%	-3.22%
2001	0.40%	18,257	8.161281	149,001	1.95%	-10.80%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2003	0.40%	427	14.693571	6,274	0.00%	27.35%
2002	0.40%	18,217	11.537562	210,180	11.04%	8.79%
2001	0.40%	6,255	10.605749	66,339	1.69%	9.66%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2003	0.40%	2	5.907110	12	0.00%	41.20%
2002	0.40%	96,523	4.183540	403,808	0.00%	-31.43%
2001	0.40%	27,935	6.101338	170,441	0.00%	-29.60%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
2004	0.40%	818	22.046498	18,034	1.54%	35.85%
2003	0.40%	6,684	16.228488	108,471	0.00%	36.96%
2002	0.40%	103,455	11.848822	1,225,820	3.37%	-1.18%
2001	0.40%	152,921	11.990690	1,833,628	5.91%	9.40%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2002	0.40%	2,127	10.111953	21,508	0.00%	-12.37%
2001	0.40%	1,313	11.539004	15,151	0.00%	6.82%	01/02/01

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2003	0.40%	866,829	9.397220	8,145,783	0.09%	36.46%
2002	0.40%	243,964	6.886442	1,680,044	0.33%	-27.11%
2001	0.40%	776,389	9.447854	7,335,210	0.66%	-4.09%

Contract Owners’ Equity Total By Year
2005				$342,050,503

2004				$327,332,572

2003				$383,208,644

2002				$354,676,076

2001				$408,763,705

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
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Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company